UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Balanced Fund

Eaton Vance Commodity Strategy Fund

Eaton Vance Dividend Builder Fund

Eaton Vance Greater India Fund

Eaton Vance Investment Grade Income Fund

Eaton Vance Large-Cap Growth Fund

Eaton Vance Large-Cap Value Fund

Eaton Vance Real Estate Fund

Eaton Vance Small-Cap Fund

Eaton Vance Small-Cap Value Fund

Eaton Vance Special Equities Fund

Parametric Absolute Return Fund

Eaton Vance

Balanced Fund

September 30, 2013 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At September 30, 2013, the Fund owned 47.4% of Investment Grade Income Portfolio’s outstanding interests and 68.2% of Large-Cap Core Research Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Large-Cap Core Research Portfolio (identified cost, $115,244,549)	$145,165,812	69.8%

Investment Grade Income Portfolio (identified cost, $64,514,927)	63,153,711	30.4

Total Investments in Affiliated Portfolios (identified cost, $179,759,476)	$208,319,523	100.2%

Other Assets, Less Liabilities	$(318,303)	(0.2)%

Net Assets	$208,001,220	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2013 and December 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC
(call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Commodity Strategy Fund

September 30, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 5.8%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.1%
United Airlines 2013-1 Class A Pass Through Trust, 4.30%, 8/15/25	$225	$219,937
United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 8/15/21	100	99,200
US Airways Group, Inc., 6.125%, 6/1/18	200	192,750

		$511,887

Banks — 0.2%
Ally Financial, Inc., 3.125%, 1/15/16	$250	$250,985
Ally Financial, Inc., 6.75%, 12/1/14	325	342,875
CIT Group, Inc., 5.00%, 8/1/23	375	363,910

		$957,770

Commercial Services — 0.2%
Hertz Corp. (The), 7.50%, 10/15/18	$25	$27,063
Rent-A-Center, Inc., 4.75%, 5/1/21(1)	225	210,375
Sotheby’s, 5.25%, 10/1/22(1)	475	452,437
WEX, Inc., 4.75%, 2/1/23(1)	775	709,125

		$1,399,000

Computers — 0.1%
SunGard Data Systems, Inc., 4.875%, 1/15/14	$560	$565,600

		$565,600

Diversified Financial Services — 2.9%
Armor Re, Ltd., 4.285%, 5/14/14(1)(2)(3)	$4,000	$4,054,000
E*TRADE Financial Corp., 6.75%, 6/1/16	100	107,000
East Lane Re IV, Ltd., 5.785%, 3/14/14(1)(2)(3)	1,400	1,426,740
Everglades Re, Ltd., 17.785%, 4/30/14(1)(2)(3)	4,000	4,347,200
General Motors Financial Co., Inc., 3.25%, 5/15/18(1)	200	195,000
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	400	366,500
Golden State Re, Ltd., 3.785%, 1/8/15(1)(2)(3)	3,000	3,052,200
Jefferies LoanCore, LLC/JLC Finance Corp., 6.875%, 6/1/20(1)	500	492,500
Nationstar Mortgage, LLC/Nationstar Capital Corp., 6.50%, 8/1/18	188	189,880
Nationstar Mortgage, LLC/Nationstar Capital Corp., 6.50%, 6/1/22	100	95,250
Nationstar Mortgage, LLC/Nationstar Capital Corp., 9.625%, 5/1/19	25	27,938
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.875%, 3/15/22(1)	60	60,600
Nuveen Investments, Inc., 5.50%, 9/15/15	525	511,875
Nuveen Investments, Inc., 9.125%, 10/15/17(1)	775	765,312
Residential Re 2011, Ltd., 8.785%, 6/6/15(1)(2)(3)	750	801,450
Springleaf Finance Corp., 6.00%, 6/1/20(1)	75	72,375
Stearns Holdings, Inc., 9.375%, 8/15/20(1)	175	179,375

		$16,745,195

Electric — 0.0%(4)
NRG Energy, Inc., 7.625%, 1/15/18	$100	$111,250

		$111,250

Electrical Components & Equipment — 0.1%
WireCo WorldGroup, Inc., 9.50%, 5/15/17	$685	$712,400

		$712,400

Security	Principal Amount (000’s omitted)	Value
Entertainment — 0.1%
CCM Merger, Inc., 9.125%, 5/1/19(1)	$275	$288,062
Regal Entertainment Group, 5.75%, 2/1/25	181	167,878

		$455,940

Environmental Control — 0.0%(4)
Clean Harbors, Inc., 5.125%, 6/1/21	$30	$29,138

		$29,138

Foods — 0.2%
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20(1)	$575	$549,844
Ingles Markets, Inc., 5.75%, 6/15/23(1)	250	241,875
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/21(1)	400	374,000
SUPERVALU, Inc., 6.75%, 6/1/21(1)	100	95,500

		$1,261,219

Forest Products & Paper — 0.0%(4)
Neenah Paper, Inc., 5.25%, 5/15/21(1)	$200	$192,000
Resolute Forest Products, Inc., 5.875%, 5/15/23(1)	25	22,063

		$214,063

Health Care - Services — 0.1%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	$329	$335,580
HCA, Inc., 5.75%, 3/15/14	175	178,719
Select Medical Corp., 6.375%, 6/1/21(1)	375	357,187

		$871,486

Home Builders — 0.1%
D.R. Horton, Inc., 5.25%, 2/15/15	$22	$22,770
D.R. Horton, Inc., 5.625%, 9/15/14	17	17,595
D.R. Horton, Inc., 5.625%, 1/15/16	103	110,210
D.R. Horton, Inc., 6.125%, 1/15/14	60	60,975
Woodside Homes Co., LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21(1)	100	100,500

		$312,050

Insurance — 0.1%
Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21(1)	$300	$306,000

		$306,000

Internet — 0.1%
IAC/InterActiveCorp., 4.75%, 12/15/22	$225	$208,125
VeriSign, Inc., 4.625%, 5/1/23(1)	350	330,750

		$538,875

Leisure Time — 0.0%(4)
Brunswick Corp., 4.625%, 5/15/21(1)	$100	$93,875

		$93,875

Lodging — 0.2%
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International, LLC, 5.875%, 5/15/21(1)	$400	$384,750
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23(1)	801	735,919
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	50	50,500

		$1,171,169

Media — 0.4%
DISH DBS Corp., 5.00%, 3/15/23	$543	$506,347
Expo Event Transco, Inc., 9.00%, 6/15/21(1)	200	200,000
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20(1)	200	196,000
Univision Communications, Inc., 5.125%, 5/15/23(1)	600	577,500
WideOpenWest Finance, LLC/WideOpenWest Capital Corp., 10.25%, 7/15/19	640	697,600

		$2,177,447

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 0.3%
Denbury Resources, Inc., 4.625%, 7/15/23	$375	$345,000
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21(1)	325	305,500
Memorial Production Partners LP/Memorial Production Finance Corp., 7.625%, 5/1/21	200	194,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC, 9.25%, 6/1/21(1)	350	347,375
Murphy Oil USA, Inc., 6.00%, 8/15/23(1)	100	100,000
RKI Exploration & Production, LLC/RKI Finance Corp., 8.50%, 8/1/21(1)	350	353,062

		$1,645,437

Oil & Gas Services — 0.0%(4)
ION Geophysical Corp., 8.125%, 5/15/18(1)	$100	$94,000

		$94,000

Packaging & Containers — 0.2%
Ball Corp., 4.00%, 11/15/23	$950	$857,375
BOE Intermediate Holding Corp., 9.00%, 11/1/17(1)(5)	225	236,250
BOE Merger Corp., 9.50%, 11/1/17(1)(5)	300	313,500

		$1,407,125

Pipelines — 0.1%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23(1)	$450	$409,500

		$409,500

Real Estate — 0.0%(4)
Crescent Resources, LLC/Crescent Ventures, Inc., 10.25%, 8/15/17(1)	$250	$270,000

		$270,000

Real Estate Investment Trusts (REITs) — 0.0%(4)
Geo Group, Inc. (The), 5.125%, 4/1/23(1)	$25	$23,000
Sabra Health Care LP/Sabra Capital Corp., 5.375%, 6/1/23	25	23,969

		$46,969

Retail — 0.2%
GRD Holdings III Corp., 10.75%, 6/1/19(1)	$395	$420,675
L Brands, Inc., 5.25%, 11/1/14	480	500,400
Radio Systems Corp., 8.375%, 11/1/19(1)	120	130,200

		$1,051,275

Software — 0.0%(4)
Healthcare Technology Intermediate, Inc., 7.375%, 9/1/18(1)(5)	$25	$25,656

		$25,656

Telecommunications — 0.1%
CenturyLink, Inc., 5.80%, 3/15/22	$100	$94,750
Frontier Communications Corp., 8.50%, 4/15/20	5	5,550
NeuStar, Inc., 4.50%, 1/15/23	225	203,062

		$303,362

Textiles — 0.0%(4)
SIWF Merger Sub, Inc., 6.25%, 6/1/21(1)	$250	$245,625

		$245,625

Trucking & Leasing — 0.0%(4)
Flexi-Van Leasing, Inc., 7.875%, 8/15/18(1)	$25	$26,000

		$26,000

Total Corporate Bonds (identified cost $33,955,362)		$33,959,313

Foreign Corporate Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
British Virgin Islands — 0.1%
Global Investments Group Finance, Ltd., 11.00%, 9/24/17(6)	$200	$182,000

Total British Virgin Islands		$182,000

Canada — 0.1%
Cogeco Cable, Inc., 4.875%, 5/1/20(1)	$350	$335,562
Mattamy Group Corp., 6.50%, 11/15/20(1)	337	334,473

Total Canada		$670,035

Hungary — 0.1%
Nitrogenmuvek Zrt, 7.875%, 5/21/20(1)	$300	$273,750

Total Hungary		$273,750

Luxembourg — 0.2%
Intelsat Jackson Holdings SA, 5.50%, 8/1/23(1)	$600	$564,000
Intelsat Jackson Holdings SA, 6.625%, 12/15/22(1)	145	144,638
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	25	24,938
Intelsat Jackson Holdings SA, 8.50%, 11/1/19	25	27,313
Intelsat Luxembourg SA, 6.75%, 6/1/18(1)	225	234,562
NII International Telecom SCA, 7.875%, 8/15/19(1)	375	342,187

Total Luxembourg		$1,337,638

Netherlands — 0.1%
Comfeed Finance BV, 6.00%, 5/2/18(1)	$250	$230,000
NXP BV/NXP Funding, LLC, 3.75%, 6/1/18(1)	475	465,500

Total Netherlands		$695,500

Peru — 0.1%
Camposol SA, 9.875%, 2/2/17(6)	$700	$721,000

Total Peru		$721,000

United Kingdom — 0.1%
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/23(1)	$600	$589,500

Total United Kingdom		$589,500

Total Foreign Corporate Bonds (identified cost $4,637,674)		$4,469,423

U.S. Treasury Obligations — 5.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.50%, 4/15/15(7)	$15,090	$15,428,818
1.25%, 4/15/14(7)	10,375	10,466,938

		$25,895,756

U.S. Treasury Note, 1.375%, 7/31/18	$7,000	$7,014,490

		$7,014,490

Total U.S. Treasury Obligations (identified cost $32,660,799)		$32,910,246

Preferred Securities — 0.1%

Security	Shares	Value
Diversified Financial Services — 0.1%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(8)	2.50	$278,170
General Electric Capital Corp., Series B, 6.25% to 12/15/22(8)	5.10	526,575

		$804,745

Total Preferred Securities (identified cost $769,191)		$804,745

Warrants — 0.0%(4)

Security	Shares	Value
Banro Corp., Expires 3/2/17(1)(9)	103,200	$4,644

Total Warrants (identified cost $70,495)		$4,644

Short-Term Investments — 89.0%

U.S. Treasury Obligations — 75.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/14/13	$50,000	$49,998,650
U.S. Treasury Bill, 0.00%, 12/12/13	70,000	69,999,300
U.S. Treasury Bill, 0.00%, 1/9/14	50,000	49,999,850
U.S. Treasury Bill, 0.00%, 2/6/14(10)	70,000	69,997,200
U.S. Treasury Bill, 0.00%, 3/6/14(10)	100,000	99,995,100
U.S. Treasury Bill, 0.00%, 4/3/14	40,000	39,993,880
U.S. Treasury Bill, 0.00%, 5/29/14	10,000	9,997,250
U.S. Treasury Bill, 0.00%, 6/26/14	25,000	24,991,150
U.S. Treasury Bill, 0.00%, 7/24/14	25,000	24,987,675

Total U.S. Treasury Obligations (identified cost $439,818,278)		$439,960,055

Other — 13.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	$81,749	$81,749,257

Total Other (identified cost $81,749,257)		$81,749,257

Total Short-Term Investments (identified cost $521,567,535)		$521,709,312

Total Investments — 101.3% (identified cost $593,661,056)		$593,857,683

Other Assets, Less Liabilities — (1.3)%		$(7,600,794)

Net Assets — 100.0%		$586,256,889

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2013, the aggregate value of these securities is $29,050,173 or 5.0% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2013.

(3)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(4)	Amount is less than 0.05%.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2013, the aggregate value of these securities is $903,000 or 0.2% of the Fund’s net assets.

(7)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(8)	Security converts to floating rate after the indicated fixed-rate coupon period.

(9)	Non-income producing security.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open futures and/or swap contracts.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $30,278.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CSF Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2013 were $128,589,123 or 21.9% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
12/18/13	Australian Dollar 4,000,000	United States Dollar 3,708,140	JPMorgan Chase Bank NA	$(4,879)
12/18/13	British Pound Sterling 1,500,000	United States Dollar 2,384,858	JPMorgan Chase Bank NA	(42,129)
12/18/13	British Pound Sterling 1,500,000	United States Dollar 2,281,643	JPMorgan Chase Bank NA	(145,343)
12/18/13	British Pound Sterling 3,000,000	United States Dollar 4,706,280	JPMorgan Chase Bank NA	(147,692)
12/18/13	Canadian Dollar 10,000,000	United States Dollar 9,516,332	Barclays Bank PLC	(173,236)
12/18/13	Canadian Dollar 6,000,000	United States Dollar 5,793,631	JPMorgan Chase Bank NA	(20,110)
12/18/13	Euro 5,000,000	United States Dollar 6,612,850	Barclays Bank PLC	(152,760)
12/18/13	Euro 11,750,000	United States Dollar 15,685,075	JPMorgan Chase Bank NA	(214,109)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
12/18/13	Japanese Yen 570,000,000	United States Dollar 6,007,361	JPMorgan Chase Bank NA	$205,607
12/18/13	Singapore Dollar 22,000,000	United States Dollar 17,358,235	Barclays Bank PLC	(179,616)
12/18/13	Swiss Franc 3,708,960	Euro 3,000,000	JPMorgan Chase Bank NA	(44,555)

				$(918,822)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
12/18/13	Australian Dollar 4,000,000	United States Dollar 3,785,040	JPMorgan Chase Bank NA	$(72,021)
12/18/13	British Pound Sterling 6,000,000	United States Dollar 9,666,630	JPMorgan Chase Bank NA	41,314
12/18/13	Canadian Dollar 10,000,000	United States Dollar 9,560,595	Barclays Bank PLC	128,973
12/18/13	Singapore Dollar 22,000,000	United States Dollar 17,651,967	Barclays Bank PLC	(114,117)

				$(15,851)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
12/13	31 Gold	Long	$4,067,900	$4,113,700	$45,800
12/13	52 High Grade Copper	Short	(4,302,350)	(4,319,900)	(17,550)
12/13	8 LME Copper	Short	(1,859,800)	(1,460,400)	399,400
12/13	8 LME Copper	Long	1,675,000	1,460,400	(214,600)
12/13	38 Euro-BTP	Short	(5,660,570)	(5,674,450)	(13,880)
12/13	174 Euro-Bund	Long	32,432,858	33,073,135	640,277
12/13	123 Euro-OAT	Short	(21,675,343)	(22,046,416)	(371,073)
12/13	259 U.S. 10-Year Treasury Note	Long	32,086,930	32,735,172	648,242
9/14	375 CME 90-Day Eurodollar	Long	93,178,125	93,351,562	173,437

					$1,290,053

CME: Chicago Mercantile Exchange

Euro-BTP: Long-term debt securities issued by the Republic of Italy with a remaining term to maturity of 8.5 to 11 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

Euro-OAT: Long-term debt securities issued by the French Republic with a remaining term to maturity of 8.5 to 10.5 years.

LME: London Metal Exchange

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
France	Citibank NA	$4,000	0.25	%(1)	9/20/16	$8,314	$(110,655)	$(102,341)
France	Credit Suisse International	5,000	0.25	(1)	6/20/16	5,653	(64,769)	(59,116)
Markit CDX North America High Yield Index	Credit Suisse International	11,750	5.00	(1)	6/20/18	(544,445)	429,152	(115,293)
Markit CDX North America High Yield Index	JPMorgan Chase Bank NA	6,000	5.00	(1)	6/20/18	(278,014)	357,224	79,210
Markit CDX North America High Yield Index	JPMorgan Chase Bank NA	500	5.00	(1)	6/20/18	(23,168)	31,047	7,879

						$(831,660)	$641,999	$(189,661)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$6,500,000	Receives	Excess Return on Barclays Atlantic Dynamic HYIGS Index	Pays	0.80%	2/2/14	$28,057
Barclays Bank PLC	59,300,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.18	11/20/13	(838,440)
Citibank NA	13,300,000	Receives	Excess Return on Citi Commodities Term Structure Beta Index	Pays	0.46	11/20/13	(155,677)
Citibank NA	183,800,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15	11/20/13	(2,596,779)
Credit Suisse International	6,500,000	Receives	Excess Return on Credit Suisse Commodity Backwardation 01 Index	Pays	0.50	11/20/13	(114,537)
Credit Suisse International	6,500,000	Receives	Excess Return on Credit Suisse Commodity Backwardation Index	Pays	0.50	11/20/13	(105,254)
Credit Suisse International	8,000,000	Receives	Excess Return on Credit Suisse Commodity Backwardation RV Index	Pays	0.50	10/29/13	(3,595)
Credit Suisse International	151,600,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.15	11/20/13	(2,141,848)
JPMorgan Chase Bank NA	4,700,000	Receives	Excess Return on JP Morgan ETF Efficiente 8 Index	Pays	0.00	10/29/13	(27,671)
JPMorgan Chase Bank NA	5,000,000	Pays	Total Return on Emerging Markets Bond Index Plus	Receives	3-Month USD- LIBOR-BBA + 0.50	12/24/13	200,083
Merrill Lynch International	158,700,000	Receives	Excess Return on Dow Jones-UBS Commodity Index	Pays	0.13	11/20/13	(2,241,028)
Merrill Lynch International	13,000,000	Receives	Excess Return on Merrill Lynch MLCX AKL Momentum Index	Pays	0.48	11/20/13	(156,026)

							$(8,152,715)

At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and use of derivatives, the Fund is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodity-linked derivative investments, including commodity futures contracts and total return swap contracts based on a commodity index that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Credit Risk: The Fund enters into credit default swap and total return swap contracts to manage its credit risk, to gain exposure to credit risk or to enhance return.

Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells futures contracts and enters into total return swap contracts to hedge against changes in interest rates and to enhance return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and total return swaps to enhance return or to hedge against fluctuations in currency exchange rates.

Equity Price Risk: The Fund enters into total return swap contracts to enhance return or hedge volatility as an overall asset/risk instrument.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$445,200	$(232,150)
Commodity	Total Return Swaps	—	(8,353,184)

		$445,200	$(8,585,334)

Credit	Credit Default Swaps	$13,967	$(845,627)
Credit	Total Return Swaps	28,057	—

		$42,024	$(845,627)

Equity Price	Total Return Swaps	$—	$(27,671)

		$—	$(27,671)

Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	$375,894	$(1,310,567)

		$375,894	$(1,310,567)

Interest Rate	Futures Contracts*	$1,461,956	$(384,953)
Interest Rate	Total Return Swaps	200,083	—

		$1,662,039	$(384,953)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$594,416,494

Gross unrealized appreciation	$830,757
Gross unrealized depreciation	(1,389,568)

Net unrealized depreciation	$(558,811)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$33,959,313	$—	$33,959,313
Foreign Corporate Bonds	—	4,469,423	—	4,469,423
U.S. Treasury Obligations	—	32,910,246	—	32,910,246
Preferred Securities	—	804,745	—	804,745
Warrants	—	4,644	—	4,644
Short-Term Investments -
U.S. Treasury Obligations	—	439,960,055	—	439,960,055
Other	—	81,749,257	—	81,749,257
Total Investments	$—	$593,857,683	$—	$593,857,683
Forward Foreign Currency Exchange Contracts	$—	$375,894	$—	$375,894
Futures Contracts	1,907,156	—	—	1,907,156
Swaps Contracts	—	242,107	—	242,107
Total	$1,907,156	$594,475,684	$—	$596,382,840

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,310,567)	$—	$(1,310,567)
Futures Contracts	(617,103)	—	—	(617,103)
Swap Contracts	—	(9,226,482)	—	(9,226,482)
Total	$(617,103)	$(10,537,049)	$—	$(11,154,152)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Dividend Builder Fund

September 30, 2013 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2013, the value of the Fund’s investment in the Portfolio was $1,031,442,763 and the Fund owned 99.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 7.1%
Boeing Co. (The)	190,000	$22,325,000
Honeywell International, Inc.	210,000	17,438,400
Lockheed Martin Corp.	125,000	15,943,750
United Technologies Corp.	165,000	17,790,300

		$73,497,450

Chemicals — 5.8%
Cytec Industries, Inc.	75,000	$6,102,000
LyondellBasell Industries NV, Class A	290,000	21,236,700
Monsanto Co.	150,000	15,655,500
PPG Industries, Inc.	100,000	16,706,000

		$59,700,200

Commercial Banks — 9.1%
KeyCorp	1,150,000	$13,110,000
PNC Financial Services Group, Inc. (The)	332,000	24,053,400
Regions Financial Corp.	2,375,000	21,992,500
SunTrust Banks, Inc.	340,000	11,022,800
Wells Fargo & Co.	591,672	24,447,887

		$94,626,587

Communications Equipment — 2.1%
Cisco Systems, Inc.	540,000	$12,646,800
QUALCOMM, Inc.	130,000	8,756,800

		$21,403,600

Computers & Peripherals — 2.5%
Apple, Inc.	28,000	$13,349,000
Hewlett-Packard Co.	585,000	12,273,300

		$25,622,300

Consumer Finance — 1.2%
Discover Financial Services	250,000	$12,635,000

		$12,635,000

Diversified Financial Services — 6.7%
Bank of America Corp.	1,420,000	$19,596,000
Citigroup, Inc.	520,000	25,225,200
JPMorgan Chase & Co.	470,000	24,294,300

		$69,115,500

Electric Utilities — 0.5%
Edison International	120,000	$5,527,200

		$5,527,200

Electronic Equipment, Instruments & Components — 1.5%
Corning, Inc.	1,080,000	$15,757,200

		$15,757,200

Energy Equipment & Services — 2.3%
Schlumberger, Ltd.	265,000	$23,415,400

		$23,415,400

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	180,000	$20,721,600

		$20,721,600

1

Security	Shares	Value
Food Products — 4.0%
Hershey Co. (The)	140,000	$12,950,000
Kraft Foods Group, Inc.	150,000	7,866,000
Mondelez International, Inc., Class A	655,000	20,580,100

		$41,396,100

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	200,000	$6,638,000
Covidien PLC	325,000	19,805,500

		$26,443,500

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	114,000	$10,967,940

		$10,967,940

Household Products — 1.3%
Svenska Cellulosa AB, Class B	530,000	$13,355,601

		$13,355,601

Industrial Conglomerates — 2.3%
General Electric Co.	1,000,000	$23,890,000

		$23,890,000

Insurance — 2.1%
Aflac, Inc.	350,000	$21,696,500

		$21,696,500

IT Services — 4.1%
Accenture PLC, Class A	240,000	$17,673,600
International Business Machines Corp.	27,000	4,999,860
Visa, Inc., Class A	102,000	19,492,200

		$42,165,660

Media — 3.4%
Comcast Corp., Class A	425,000	$19,188,750
Walt Disney Co. (The)	250,000	16,122,500

		$35,311,250

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	200,000	$6,616,000

		$6,616,000

Multi-Utilities — 1.7%
National Grid PLC	600,000	$7,087,560
Sempra Energy	125,000	10,700,000

		$17,787,560

Oil, Gas & Consumable Fuels — 10.8%
Chevron Corp.	145,000	$17,617,500
Enbridge, Inc.	250,000	10,435,000
HollyFrontier Corp.	255,000	10,738,050
Kinder Morgan Management, LLC(1)	209,748	15,722,710
Marathon Oil Corp.	400,000	13,952,000
Occidental Petroleum Corp.	267,000	24,975,180
Phillips 66	330,000	19,080,600

		$112,521,040

Personal Products — 1.3%
L’Oreal SA	75,824	$13,014,987

		$13,014,987

2

Security	Shares	Value
Pharmaceuticals — 10.6%
AstraZeneca PLC	410,000	$21,313,878
Merck & Co., Inc.	100,000	4,761,000
Pfizer, Inc.	935,000	26,843,850
Roche Holding AG PC	65,000	17,541,770
Sanofi	315,000	31,902,206
Zoetis, Inc.	246,894	7,683,342

		$110,046,046

Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	267,286	$19,813,911
AvalonBay Communities, Inc.	46,072	5,855,291

		$25,669,202

Road & Rail — 1.5%
Union Pacific Corp.	100,000	$15,534,000

		$15,534,000

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.	307,672	$14,475,968

		$14,475,968

Software — 3.2%
Microsoft Corp.	670,000	$22,317,700
Oracle Corp.	325,000	10,780,250

		$33,097,950

Specialty Retail — 3.7%
Home Depot, Inc. (The)	155,000	$11,756,750
Industria de Diseno Textil SA	69,000	10,643,425
TJX Companies, Inc. (The)	280,000	15,789,200

		$38,189,375

Wireless Telecommunication Services — 0.5%
Vodafone Group PLC ADR	160,000	$5,628,800

		$5,628,800

Total Common Stocks (identified cost $782,090,669)		$1,029,829,516

Other Assets, Less Liabilities — 0.6%		$6,692,402

Net Assets — 100.0%		$1,036,521,918

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

During the fiscal year to date ended September 30, 2013, the Portfolio held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $5,463.

(1)	Non-income producing security.

3

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	81.1%	$840,190,489
France	4.3	44,917,193
Ireland	3.6	37,479,100
United Kingdom	3.3	34,030,238
Netherlands	2.1	21,236,700
Switzerland	1.7	17,541,770
Sweden	1.3	13,355,601
Spain	1.0	10,643,425
Canada	1.0	10,435,000

Total Common Stocks	99.4%	$1,029,829,516

A summary of open financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
10/31/13	British Pound Sterling 17,595,309	United States Dollar 28,219,462	State Street Bank and Trust Co.	$(259,106)
10/31/13	Euro 13,488,703	United States Dollar 18,185,065	Citibank NA	(64,437)
10/31/13	Euro 13,488,703	United States Dollar 18,189,489	Standard Chartered Bank	(60,013)
10/31/13	Euro 13,488,703	United States Dollar 18,188,167	State Street Bank and Trust Co.	(61,335)

				$(444,891)

At September 30, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $444,891.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$782,259,844

Gross unrealized appreciation	$251,500,827
Gross unrealized depreciation	(3,931,155)

Net unrealized appreciation	$247,569,672

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$73,825,140	$10,643,425	$—	$84,468,565
Consumer Staples	62,117,700	26,370,588	—	88,488,288
Energy	135,936,440	—	—	135,936,440
Financials	223,742,789	—	—	223,742,789
Health Care	65,731,692	70,757,854	—	136,489,546
Industrials	112,921,450	—	—	112,921,450
Information Technology	152,522,678	—	—	152,522,678
Materials	66,316,200	—	—	66,316,200
Telecommunication Services	5,628,800	—	—	5,628,800
Utilities	16,227,200	7,087,560	—	23,314,760
Total Common Stocks	$914,970,089	$114,859,427 *	$—	$1,029,829,516

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(444,891)	$—	$(444,891)
Total	$—	$(444,891)	$—	$(444,891)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Greater India Fund

September 30, 2013 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2013, the value of the Fund’s investment in the Portfolio was $221,070,611 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
India — 96.7%
Auto Components — 2.0%
Exide Industries, Ltd.	2,116,202	$4,384,512

		$4,384,512

Automobiles — 11.2%
Bajaj Auto, Ltd.	149,153	$4,739,486
Hero MotoCorp, Ltd.	110,170	3,552,222
Mahindra & Mahindra, Ltd.	454,345	6,036,074
Maruti Suzuki India, Ltd.	252,755	5,508,741
Tata Motors, Ltd.	291,000	1,544,283
Tata Motors, Ltd., Class A	1,327,120	3,445,830

		$24,826,636

Commercial Banks — 13.5%
Federal Bank, Ltd.	619,283	$2,798,719
HDFC Bank, Ltd.	1,210,285	11,503,141
ICICI Bank, Ltd.	775,764	11,012,466
Union Bank of India, Ltd.	1,288,150	2,258,286
Yes Bank, Ltd.	469,870	2,157,214

		$29,729,826

Construction & Engineering — 5.2%
Larsen & Toubro, Ltd.	822,313	$10,347,729
NCC, Ltd.	4,332,979	1,245,086

		$11,592,815

Construction Materials — 1.6%
Shree Cement, Ltd.	54,400	$3,608,989

		$3,608,989

Consumer Finance — 1.8%
Shriram Transport Finance Co., Ltd.	440,213	$3,999,773

		$3,999,773

Diversified Financial Services — 0.9%
IDFC, Ltd.	1,480,419	$2,094,423

		$2,094,423

Food Products — 2.6%
McLeod Russel India, Ltd.	840,393	$3,355,365
Nestle India, Ltd.	28,200	2,320,109

		$5,675,474

Industrial Conglomerates — 2.3%
Aditya Birla Nuvo, Ltd.	257,290	$5,137,361

		$5,137,361

1

Security	Shares	Value
IT Services — 17.4%
HCL Technologies, Ltd.	532,334	$9,200,759
Infosys, Ltd.	248,333	11,918,994
Tata Consultancy Services, Ltd.	451,454	13,858,485
Tech Mahindra, Ltd.	166,510	3,545,000

		$38,523,238

Life Sciences Tools & Services — 0.9%
Divi’s Laboratories, Ltd.	131,034	$2,020,614

		$2,020,614

Media — 1.4%
Dish TV India, Ltd.(1)	3,955,972	$3,179,790

		$3,179,790

Metals & Mining — 2.8%
NMDC, Ltd.	1,871,670	$3,589,922
Tata Steel, Ltd.	593,220	2,585,341

		$6,175,263

Oil, Gas & Consumable Fuels — 4.7%
Bharat Petroleum Corp., Ltd.	747,730	$3,946,589
Oil & Natural Gas Corp., Ltd.	977,220	4,152,056
Reliance Industries, Ltd.	173,560	2,278,162

		$10,376,807

Pharmaceuticals — 8.2%
Cadila Healthcare, Ltd.	350,270	$3,806,186
Dr. Reddy’s Laboratories, Ltd.	140,590	5,338,653
Glenmark Pharmaceuticals, Ltd.	359,680	3,051,985
Lupin, Ltd.	428,644	5,858,991

		$18,055,815

Real Estate Management & Development — 1.7%
Prestige Estates Projects, Ltd.	879,381	$1,630,030
Sobha Developers, Ltd.	472,474	2,115,701

		$3,745,731

Textiles, Apparel & Luxury Goods — 3.7%
Bata India, Ltd.	406,964	$5,617,901
Titan Industries, Ltd.	716,393	2,647,230

		$8,265,131

Thrifts & Mortgage Finance — 7.0%
Housing Development Finance Corp., Ltd.	968,240	$11,733,378
LIC Housing Finance, Ltd.	1,210,130	3,643,492

		$15,376,870

Tobacco — 7.8%
ITC, Ltd.	3,163,869	$17,129,361

		$17,129,361

Total India (identified cost $220,222,746)		$213,898,429

Total Common Stocks (identified cost $220,222,746)		$213,898,429

2

Short-Term Investments — 0.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/13	$1,945	$1,945,436

Total Short-Term Investments (identified cost $1,945,436)		$1,945,436

Total Investments — 97.6% (identified cost $222,168,182)		$215,843,865

Other Assets, Less Liabilities — 2.4%		$5,227,600

Net Assets — 100.0%		$221,071,465

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$228,596,714

Gross unrealized appreciation	$42,498,858
Gross unrealized depreciation	(55,251,707)

Net unrealized depreciation	$(12,752,849)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$213,898,429	(1)(2)	$—	$213,898,429
Short-Term Investments	—	1,945,436		—	1,945,436
Total Investments	$—	$215,843,865		$—	$215,843,865

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Investment Grade Income Fund

September 30, 2013 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2013, the value of the Fund’s investment in the Portfolio was $59,680,981 and the Fund owned 44.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 35.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.9%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$518,391
Cargill, Inc., 4.10%, 11/1/42(1)	345	304,984
Lorillard Tobacco Co., 7.00%, 8/4/41	342	360,734

		$1,184,109

Automotive — 0.7%
Ford Motor Co., 7.45%, 7/16/31	$323	$395,192
General Motors Co., 6.25%, 10/2/43(1)	550	544,500

		$939,692

Banks — 6.2%
Ally Financial, Inc., 3.125%, 1/15/16	$520	$522,049
American Express Co., 6.80% to 9/1/16, 9/1/66(2)	300	319,125
Bank of America Corp., 3.30%, 1/11/23	645	605,657
Bank of America Corp., 5.65%, 5/1/18	561	633,874
Barclays Bank PLC, 5.00%, 9/22/16	380	419,759
Capital One Bank (USA), NA, 3.375%, 2/15/23	495	464,111
Citigroup, Inc., 3.375%, 3/1/23	45	42,924
Citigroup, Inc., 4.05%, 7/30/22	432	420,501
Citigroup, Inc., 4.50%, 1/14/22	503	528,271
CNH Capital, LLC, 3.875%, 11/1/15	350	362,250
Discover Financial Services, 3.85%, 11/21/22	258	246,722
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	129	143,306
KeyBank NA, 1.65%, 2/1/18	374	367,682
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	135	139,460
Morgan Stanley, 3.45%, 11/2/15	323	335,004
Morgan Stanley, 4.875%, 11/1/22	787	789,159
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23(3)	320	323,538
UBS AG/Stamford, CT, 5.875%, 7/15/16	350	387,623
Wachovia Bank NA, 6.00%, 11/15/17	420	484,628
Wells Fargo & Co., 3.45%, 2/13/23	435	408,120
Zions Bancorporation, 4.50%, 6/13/23	273	271,357

		$8,215,120

Beverages — 0.2%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$226	$260,218

		$260,218

Broadcasting and Cable — 0.7%
Comcast Corp., 6.95%, 8/15/37	$387	$488,422
Nielsen Finance, LLC/Nielsen Finance Co., 4.50%, 10/1/20	500	483,750

		$972,172

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$387	$378,402

		$378,402

Chemicals — 0.3%
LyondellBasell Industries NV, 6.00%, 11/15/21	$387	$442,574

		$442,574

Commercial Banks — 0.6%
ADT Corp. (The), 3.50%, 7/15/22	$381	$322,816
Regions Financial Corp., 7.375%, 12/10/37	400	424,690

		$747,506

1

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 1.9%
CenturyLink, Inc., 7.60%, 9/15/39	$120	$108,000
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	500	431,250
Hillenbrand, Inc., 5.50%, 7/15/20	400	427,062
Verisk Analytics, Inc., 4.125%, 9/12/22	400	396,105
Waste Management, Inc., 7.375%, 3/11/19	593	716,999
Western Union Co. (The), 6.20%, 11/17/36	426	422,969

		$2,502,385

Communications Services — 1.9%
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$420	$451,500
Rogers Communications, Inc., 3.00%, 3/15/23	452	418,172
Southaven Combined Cycle Generation, LLC, 3.846%, 8/15/33	387	391,718
Telefonica Emisiones SAU, 4.57%, 4/27/23	439	421,969
Verizon Communications, Inc., 2.50%, 9/15/16	300	309,496
Verizon Communications, Inc., 5.15%, 9/15/23	220	236,355
Verizon Communications, Inc., 6.55%, 9/15/43	220	249,202

		$2,478,412

Computers — 0.4%
Hewlett-Packard Co., 2.65%, 6/1/16	$148	$151,872
Hewlett-Packard Co., 3.75%, 12/1/20	290	282,395
Hewlett-Packard Co., 6.00%, 9/15/41	148	136,767

		$571,034

Diversified Financial Services — 0.8%
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	$500	$458,125
Jefferies Group, LLC, 5.125%, 1/20/23	284	286,871
SLM Corp., 5.50%, 1/25/23(3)	387	356,411

		$1,101,407

Diversified Manufacturing — 0.6%
Joy Global, Inc., 5.125%, 10/15/21	$387	$408,844
Tyco Electronics Group SA, 6.55%, 10/1/17	348	401,695

		$810,539

Electric Utilities — 2.6%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$645	$664,350
Enel Finance International NV, 6.00%, 10/7/39(1)	387	353,465
Exelon Generation Co., LLC, 5.20%, 10/1/19	426	467,274
Florida Power & Light Co., 4.125%, 2/1/42	516	485,329
Georgia Power Co., 4.30%, 3/15/42	484	437,757
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	318,484
ITC Holdings Corp., 4.05%, 7/1/23	310	307,845
PPL Energy Supply, LLC, 6.50%, 5/1/18	419	474,385

		$3,508,889

Electrical and Electronic Equipment — 1.0%
Amphenol Corp., 4.00%, 2/1/22	$593	$589,372
Energizer Holdings, Inc., 4.70%, 5/19/21	710	731,213

		$1,320,585

Energy — 1.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$663,315
Petrobras International Finance Co., 7.875%, 3/15/19	284	328,399
Total Capital International SA, 2.70%, 1/25/23	490	457,328

		$1,449,042

Financial Services — 1.1%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$456	$471,960
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	516	530,925
Janus Capital Group, Inc., 6.70%, 6/15/17	370	413,870

		$1,416,755

2

Security	Principal Amount (000’s omitted)	Value
Foods — 1.1%
ConAgra Foods, Inc., 4.95%, 8/15/20(1)	$471	$497,996
Delhaize Group SA, 5.70%, 10/1/40	645	632,127
Mondelez International, Inc., 5.375%, 2/10/20	360	407,176

		$1,537,299

Health Services — 0.5%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$419,000
HCA, Inc., 6.50%, 2/15/20	205	222,681

		$641,681

Home Construction — 1.1%
Lennar Corp., 5.60%, 5/31/15	$400	$424,000
MDC Holdings, Inc., 5.625%, 2/1/20	413	426,838
MDC Holdings, Inc., 6.00%, 1/15/43	110	95,706
Toll Brothers Finance Corp., 4.375%, 4/15/23(3)	565	521,213

		$1,467,757

Insurance — 2.1%
Aflac, Inc., 4.00%, 2/15/22	$260	$267,318
American International Group, Inc., 5.85%, 1/16/18	413	470,603
Genworth Financial, Inc., 7.625%, 9/24/21(3)	329	389,577
ING US, Inc., 2.90%, 2/15/18	387	389,052
Principal Financial Group, Inc., 6.05%, 10/15/36	185	213,956
Prudential Financial, Inc., 6.00%, 12/1/17	310	359,805
Willis Group Holdings PLC, 4.125%, 3/15/16	265	278,521
XLIT, Ltd., 5.75%, 10/1/21	342	390,219

		$2,759,051

Internet Software & Services — 0.8%
Equinix, Inc., 7.00%, 7/15/21	$540	$577,125
VeriSign, Inc., 4.625%, 5/1/23(1)	516	487,620

		$1,064,745

Lodging and Gaming — 0.9%
International Game Technology, 7.50%, 6/15/19	$200	$234,127
Penn National Gaming, Inc., 8.75%, 8/15/19	380	418,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	445	525,691

		$1,177,818

Medical Products — 0.5%
Mylan Inc., 3.125%, 1/15/23(1)(3)	$774	$705,695

		$705,695

Mining — 0.3%
Barrick Gold Corp., 3.85%, 4/1/22	$480	$425,419

		$425,419

Oil and Gas-Equipment and Services — 1.0%
Cameron International Corp., 4.50%, 6/1/21	$600	$645,554
Rowan Cos., Inc., 7.875%, 8/1/19	348	420,072
Transocean, Inc., 2.50%, 10/15/17	213	213,815

		$1,279,441

Pipelines — 0.6%
DCP Midstream Operating LP, 4.95%, 4/1/22	$452	$450,859
Energy Transfer Partners LP, 4.90%, 2/1/24	387	394,221

		$845,080

Real Estate Investment Trusts (REITs) — 1.8%
AvalonBay Communities, Inc., 2.85%, 3/15/23	$277	$252,199
BRE Properties, Inc., 5.50%, 3/15/17	445	490,723
CubeSmart LP, 4.80%, 7/15/22	387	403,311
Host Hotels & Resorts LP, 4.75%, 3/1/23	393	395,709

3

Security	Principal Amount (000’s omitted)	Value
Mack-Cali Realty LP, 3.15%, 5/15/23	$374	$330,166
Simon Property Group LP, 2.75%, 2/1/23	645	593,320

		$2,465,428

Retail-Specialty and Apparel — 2.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$394,894
AutoNation, Inc., 5.50%, 2/1/20	419	438,379
AutoZone, Inc., 4.00%, 11/15/20	452	462,769
Best Buy Co., Inc., 5.00%, 8/1/18	457	471,853
Dollar General Corp., 4.125%, 7/15/17	671	713,861
Gap, Inc. (The), 5.95%, 4/12/21	658	730,429
Staples, Inc., 4.375%, 1/12/23(3)	387	373,745

		$3,585,930

Software — 0.3%
Fiserv, Inc., 3.50%, 10/1/22	$406	$385,279

		$385,279

Total Corporate Bonds & Notes (identified cost $46,890,346)		$46,639,464

Agency Mortgage-Backed Securities — 26.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$1,007	$1,024,425
Gold Pool #C09032, 3.50%, 2/1/43	1,148	1,166,867
Gold Pool #G04309, 5.50%, 5/1/38	1,067	1,154,006
Gold Pool #G18176, 5.00%, 4/1/22	217	231,772
Pool #A97620, 4.50%, 3/1/41	857	912,688
Pool #C03517, 4.50%, 9/1/40	949	1,010,435
Pool #C09013, 3.00%, 9/1/42	1,089	1,061,790
Pool #C09023, 3.50%, 12/1/42	1,078	1,096,392
Pool #E03124, 3.00%, 4/1/27	1,917	1,983,013
Pool #G05958, 5.00%, 8/1/40	527	568,610
Pool #G06091, 5.50%, 5/1/40	607	657,081
Pool #G08348, 5.00%, 6/1/39	489	527,158
Pool #G08528, 3.00%, 4/1/43	1,954	1,904,978
Pool #G18309, 4.50%, 5/1/24	412	436,960
Pool #G18441, 2.50%, 8/1/27	323	324,782
Pool #Q00285, 4.50%, 4/1/41	1,388	1,479,146

		$15,540,103

Federal National Mortgage Association:
Pool #735415, 6.50%, 12/1/32	$630	$703,833
Pool #890397, 3.50%, 12/1/26	142	149,625
Pool #890516, 5.00%, 2/1/39	849	923,226
Pool #918109, 5.00%, 5/1/37	1,244	1,347,735
Pool #929009, 6.00%, 1/1/38	765	839,763
Pool #995203, 5.00%, 7/1/35	70	76,605
Pool #AB1776, 3.50%, 11/1/25	713	753,033
Pool #AB4827, 3.50%, 4/1/42	611	622,769
Pool #AB6633, 3.50%, 10/1/42	1,096	1,117,815
Pool #AC8540, 4.50%, 12/1/24	319	339,276
Pool #AE0949, 4.00%, 2/1/41	716	751,042
Pool #AE0971, 4.00%, 5/1/25	195	207,347
Pool #AE4680, 4.00%, 11/1/40	357	374,732
Pool #AE7535, 4.00%, 10/1/40	649	681,121
Pool #AE7758, 3.50%, 11/1/25	456	481,265
Pool #AE9757, 4.00%, 12/1/40	136	142,242

4

Security	Principal Amount (000’s omitted)	Value
Pool #AH1559, 4.00%, 12/1/40	$759	$796,817
Pool #AH3804, 4.00%, 2/1/41	1,261	1,323,187
Pool #AH6827, 4.00%, 3/1/26	581	617,875
Pool #AH9055, 4.50%, 4/1/41	1,025	1,096,229
Pool #AK3264, 3.00%, 2/1/27	487	504,554
Pool #AL0161, 4.00%, 4/1/41	103	107,950
Pool #AL2897, 3.50%, 1/1/43	1,571	1,602,274
Pool #AO3759, 3.50%, 5/1/42	1,073	1,094,530
Pool #MA1003, 3.50%, 3/1/42	1,179	1,202,592
Pool #MA1060, 2.50%, 5/1/27	421	423,742
Pool #MA1438, 2.50%, 5/1/28	1,452	1,462,375

		$19,743,554

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$91	$96,838

		$96,838

Total Agency Mortgage-Backed Securities (identified cost $35,242,785)		$35,380,495

Commercial Mortgage-Backed Securities — 8.8%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$250	$249,277
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(4)	45	49,467
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	137,746
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(4)	232	234,542
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(4)	50	53,458
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	100	109,837
CGCMT, Series 2004-C1, Class A4, 5.605%, 4/15/40(4)	364	369,601
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	401,146
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	164,414
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	110	103,530
COMM, Series 2012-LC4, Class C, 5.824%, 12/10/44(4)	215	227,911
COMM, Series 2013-CR10, Class D, 4.959%, 8/10/46(1)(4)	115	100,772
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	557	586,374
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	519,339
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(4)	550	554,026
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	400	413,880
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	5	4,999
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	335	336,975
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	400	414,245
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(4)	38	37,679
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	303,152
JPMCC, Series 2006-LDP7, Class A4, 6.056%, 4/15/45(4)	225	247,490
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	711,508
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	208,253
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(4)	300	327,951
MOTEL 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	413,766
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	72	72,238
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(4)	329	335,558
MSC, Series 2006-HQ8, Class A4, 5.597%, 3/12/44(4)	500	538,041
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	517	521,379
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	154	155,801
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	270	277,477
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(1)	15	15,286

5

Security	Principal Amount (000’s omitted)	Value
RBSCF, Series 2010-MB1, Class C, 4.84%, 4/15/24(1)(4)	$325	$337,893
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)	131	131,330
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	287	288,544
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	320	351,905
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(4)	260	281,699
WFCM, Series 2010-C1, Class C, 5.771%, 11/15/43(1)(4)	500	535,909
WFCM, Series 2013-LC12, Class D, 4.44%, 7/15/46(1)(4)	550	455,433
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	76,071

Total Commercial Mortgage-Backed Securities (identified cost $11,565,286)		$11,655,902

Asset-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.8%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$909,536
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	224,570

		$1,134,106

Lodging and Gaming — 0.2%
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	$214	$214,250

		$214,250

Total Asset-Backed Securities (identified cost $1,288,952)		$1,348,356

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$393	$391,305

		$391,305

Total Foreign Government Bonds (identified cost $393,707)		$391,305

U.S. Treasury Obligations — 23.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.125%, 2/15/43	$410	$367,335
U.S. Treasury Bond, 3.875%, 8/15/40	2,970	3,094,137
U.S. Treasury Bond, 4.50%, 2/15/36	175	202,180
U.S. Treasury Bond, 5.375%, 2/15/31	1,415	1,805,341
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/15(5)	2,077	2,123,667
U.S. Treasury Note, 1.75%, 5/15/22	10	9,476
U.S. Treasury Note, 2.00%, 4/30/16	8,795	9,137,521
U.S. Treasury Note, 2.625%, 8/15/20	70	73,084
U.S. Treasury Note, 3.375%, 11/15/19	1,150	1,261,990
U.S. Treasury Note, 3.50%, 2/15/18	6,120	6,726,259
U.S. Treasury Note, 4.00%, 2/15/15	5,935	6,244,267

Total U.S. Treasury Obligations (identified cost $31,178,578)		$31,045,257

6

Preferred Securities — 2.7%

Security	Shares	Value
Commercial Banks — 0.5%
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	400	$361,041
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(2)	350	308,665

		$669,706

Diversified Financial Services — 1.0%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	3.07	$341,593
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2	206,500
PPTT, 2006-A GS, Class A, 5.99%(1)(6)	4	806,501

		$1,354,594

Electric Utilities — 0.6%
Electricite de France SA, 5.25% to 1/29/23(1)(2)	300	$286,995
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	255,519
SCE Trust I, 5.625%(3)	15,000	308,250

		$850,764

Insurance — 0.6%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(7)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $5,097,681)		$3,675,189

Tax-Exempt Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.2%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$278	$251,693

		$251,693

Total Tax-Exempt Investments (identified cost $246,259)		$251,693

Interest Rate Swaptions — 0.5%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Citibank NA	9/29/14	$6,000	$202,110
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.21%	Citibank NA	8/7/14	15,000	424,950

Total Interest Rate Swaptions (identified cost $731,925)				$627,060

Short-Term Investments — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(8)(9)	$2,156	$2,155,630
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	1,739	1,739,408

7

Value

Total Short-Term Investments (identified cost $3,895,038)	$3,895,038

Total Investments — 101.2% (identified cost $136,530,557)	$134,909,759

Other Assets, Less Liabilities — (1.2)%	$(1,563,783)

Net Assets — 100.0%	$133,345,976

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CARMX	-	CarMax Auto Owner Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

ESA	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NCUA	-	National Credit Union Administration

ORES	-	Oaktree Real Estate Investments/Sabal

PPTT	-	Preferred Pass-Through Trust

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2013, the aggregate value of these securities is $13,290,809 or 10.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at September 30, 2013.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2013.

(7)	Non-income producing security.

8

(8)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2013, the Portfolio loaned securities having a market value of $2,107,923 and received $2,155,630 of cash collateral for the loans.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $778 and $1,357, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,531,469

Gross unrealized appreciation	$1,858,639
Gross unrealized depreciation	(3,480,349)

Net unrealized depreciation	$(1,621,710)

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At September 30, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $627,060.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$46,639,464	$—	$46,639,464
Agency Mortgage-Backed Securities	—	35,380,495	—	35,380,495
Commercial Mortgage-Backed Securities	—	11,655,902	—	11,655,902
Asset-Backed Securities	—	1,348,356	—	1,348,356
Foreign Government Bonds	—	391,305	—	391,305
U.S. Treasury Obligations	—	31,045,257	—	31,045,257
Preferred Securities	308,250	3,366,939	—	3,675,189
Tax-Exempt Investments	—	251,693	—	251,693
Interest Rate Swaptions	—	627,060	—	627,060
Short-Term Investments	—	3,895,038	—	3,895,038
Total Investments	$308,250	$134,601,509	$—	$134,909,759

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Large-Cap Growth Fund

September 30, 2013 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2013, the value of the Fund’s investment in the Portfolio was $141,106,297 and the Fund owned 92.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.6%
Boeing Co. (The)	20,312	$2,386,660
United Technologies Corp.	28,970	3,123,545

		$5,510,205

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.	20,640	$1,229,318
FedEx Corp.	13,705	1,563,878

		$2,793,196

Airlines — 0.6%
United Continental Holdings, Inc.(1)	30,956	$950,659

		$950,659

Automobiles — 2.3%
Ford Motor Co.	98,082	$1,654,643
Volkswagen AG, PFC Shares	7,463	1,759,635

		$3,414,278

Beverages — 2.6%
Beam, Inc.	14,159	$915,379
Coca-Cola Co. (The)	23,442	887,983
PepsiCo, Inc.	26,650	2,118,675

		$3,922,037

Biotechnology — 6.9%
Amgen, Inc.	16,379	$1,833,465
Biogen Idec, Inc.(1)	8,529	2,053,442
Celgene Corp.(1)	16,067	2,473,193
Gilead Sciences, Inc.(1)	64,573	4,057,768

		$10,417,868

Capital Markets — 0.8%
Invesco, Ltd.	39,218	$1,251,054

		$1,251,054

Chemicals — 4.2%
Cytec Industries, Inc.	17,092	$1,390,605
Ecolab, Inc.	24,683	2,437,693
Monsanto Co.	24,696	2,577,522

		$6,405,820

Commercial Banks — 2.7%
PNC Financial Services Group, Inc. (The)	24,300	$1,760,535
Wells Fargo & Co.	55,119	2,277,517

		$4,038,052

Communications Equipment — 4.4%
F5 Networks, Inc.(1)	14,688	$1,259,643
QUALCOMM, Inc.	62,557	4,213,839
Riverbed Technology, Inc.(1)	82,757	1,207,425

		$6,680,907

Computers & Peripherals — 7.3%
Apple, Inc.	14,820	$7,065,435
EMC Corp.	116,975	2,989,881
NCR Corp.(1)	26,947	1,067,371

		$11,122,687

1

Security	Shares	Value
Consumer Finance — 1.7%
American Express Co.	34,914	$2,636,705

		$2,636,705

Diversified Financial Services — 0.8%
Citigroup, Inc.	26,320	$1,276,783

		$1,276,783

Electrical Equipment — 1.8%
Emerson Electric Co.	41,100	$2,659,170

		$2,659,170

Energy Equipment & Services — 2.5%
Cameron International Corp.(1)	22,555	$1,316,536
Schlumberger, Ltd.	27,823	2,458,440

		$3,774,976

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	12,839	$1,478,026
Wal-Mart Stores, Inc.	14,201	1,050,306
Whole Foods Market, Inc.	17,197	1,006,024

		$3,534,356

Food Products — 2.5%
Green Mountain Coffee Roasters, Inc.(1)	9,671	$728,516
Hershey Co. (The)	11,053	1,022,403
Mondelez International, Inc., Class A	67,211	2,111,770

		$3,862,689

Health Care Equipment & Supplies — 3.1%
Covidien PLC	29,298	$1,785,420
Medtronic, Inc.	26,017	1,385,405
Stryker Corp.	22,839	1,543,688

		$4,714,513

Hotels, Restaurants & Leisure — 3.1%
Marriott International, Inc., Class A	40,879	$1,719,371
Starbucks Corp.	39,097	3,009,296

		$4,728,667

Household Products — 0.8%
Colgate-Palmolive Co.	19,816	$1,175,089

		$1,175,089

Industrial Conglomerates — 1.0%
3M Co.	13,185	$1,574,421

		$1,574,421

Internet & Catalog Retail — 5.2%
Amazon.com, Inc.(1)	14,599	$4,564,232
priceline.com, Inc.(1)	3,233	3,268,401

		$7,832,633

Internet Software & Services — 8.3%
eBay, Inc.(1)	35,452	$1,977,867
Facebook, Inc., Class A(1)	63,018	3,166,024
Google, Inc., Class A(1)	7,336	6,425,676
Rackspace Hosting, Inc.(1)	19,643	1,036,365

		$12,605,932

IT Services — 2.6%
Teradata Corp.(1)	20,053	$1,111,739
Visa, Inc., Class A	15,172	2,899,369

		$4,011,108

2

Security	Shares	Value
Leisure Equipment & Products — 2.3%
Brunswick Corp.	31,121	$1,242,039
Polaris Industries, Inc.	17,457	2,255,095

		$3,497,134

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	36,478	$1,869,497

		$1,869,497

Machinery — 2.9%
Caterpillar, Inc.	25,163	$2,097,839
Deere & Co.	10,683	869,490
Wabtec Corp.	23,714	1,490,899

		$4,458,228

Media — 2.5%
Comcast Corp., Class A	29,446	$1,329,487
Walt Disney Co. (The)	38,159	2,460,874

		$3,790,361

Oil, Gas & Consumable Fuels — 2.8%
EOG Resources, Inc.	9,004	$1,524,197
Occidental Petroleum Corp.	13,278	1,242,024
Range Resources Corp.	19,456	1,476,516

		$4,242,737

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	22,128	$1,546,747

		$1,546,747

Pharmaceuticals — 1.9%
Perrigo Co.	9,723	$1,199,624
Roche Holding AG ADR	24,748	1,671,232

		$2,870,856

Road & Rail — 0.8%
Union Pacific Corp.	7,692	$1,194,875

		$1,194,875

Semiconductors & Semiconductor Equipment — 3.3%
Broadcom Corp., Class A	58,029	$1,509,334
Intel Corp.	40,320	924,135
NXP Semiconductors NV(1)	68,697	2,556,215

		$4,989,684

Software — 3.4%
Microsoft Corp.	71,784	$2,391,125
Oracle Corp.	38,327	1,271,307
VMware, Inc., Class A(1)	17,997	1,455,957

		$5,118,389

Specialty Retail — 3.1%
Bed Bath & Beyond, Inc.(1)	12,373	$957,175
Home Depot, Inc. (The)	16,002	1,213,752
PetSmart, Inc.	15,371	1,172,193
Staples, Inc.	95,776	1,403,118

		$4,746,238

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	35,800	$2,600,512

		$2,600,512

Total Common Stocks (identified cost $98,573,634)		$151,819,063

3

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$362	$362,469

Total Short-Term Investments (identified cost $362,469)		$362,469

Total Investments — 100.0% (identified cost $98,936,103)		$152,181,532

Other Assets, Less Liabilities — 0.0%(3)		$14,242

Net Assets — 100.0%		$152,195,774

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $433.

(3)	Amount is less than 0.05%.

The Portfolio did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,972,031

Gross unrealized appreciation	$53,836,794
Gross unrealized depreciation	(627,293)

Net unrealized appreciation	$53,209,501

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$28,850,188	$1,759,635		$—	$30,609,823
Consumer Staples	14,040,918	—		—	14,040,918
Energy	8,017,713	—		—	8,017,713
Financials	9,202,594	—		—	9,202,594
Health Care	19,872,734	—		—	19,872,734
Industrials	19,140,754	—		—	19,140,754
Information Technology	44,528,707	—		—	44,528,707
Materials	6,405,820	—		—	6,405,820
Total Common Stocks	$150,059,428	$1,759,635	*	$—	$151,819,063
Short-Term Investments	$—	$362,469		$—	$362,469
Total Investments	$150,059,428	$2,122,104		$—	$152,181,532

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Large-Cap Value Fund

September 30, 2013 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2013, the value of the Fund’s investment in the Portfolio was $6,936,800,378 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	900,000	$105,750,000
Honeywell International, Inc.	910,000	75,566,400
United Technologies Corp.	940,000	101,350,800

		$282,667,200

Airlines — 0.7%
Delta Air Lines, Inc.(1)	1,975,000	$46,590,250

		$46,590,250

Automobiles — 0.8%
Volkswagen AG, PFC Shares	245,000	$57,766,370

		$57,766,370

Biotechnology — 1.8%
Gilead Sciences, Inc.(1)(2)	2,040,000	$128,193,600

		$128,193,600

Capital Markets — 4.3%
Goldman Sachs Group, Inc. (The)(1)	475,000	$75,149,750
Invesco, Ltd.	2,275,000	72,572,500
Morgan Stanley	5,600,000	150,920,000

		$298,642,250

Chemicals — 2.7%
CF Industries Holdings, Inc.	285,000	$60,086,550
LyondellBasell Industries NV, Class A	1,765,000	129,250,950

		$189,337,500

Commercial Banks — 8.5%
KeyCorp(1)	6,300,000	$71,820,000
PNC Financial Services Group, Inc. (The)	1,550,000	112,297,500
Regions Financial Corp.	11,000,000	101,860,000
SunTrust Banks, Inc.	3,250,000	105,365,000
Wells Fargo & Co.	4,850,000	200,402,000

		$591,744,500

Communications Equipment — 1.0%
Cisco Systems, Inc.	2,965,000	$69,440,300

		$69,440,300

Computers & Peripherals — 2.3%
EMC Corp.	4,500,000	$115,020,000
NCR Corp.(2)	1,100,000	43,571,000

		$158,591,000

Consumer Finance — 3.1%
American Express Co.	1,400,000	$105,728,000
Discover Financial Services	2,125,000	107,397,500

		$213,125,500

Diversified Financial Services — 5.7%
Citigroup, Inc.	4,125,000	$200,103,750
JPMorgan Chase & Co.	3,750,000	193,837,500

		$393,941,250

1

Security	Shares	Value
Diversified Telecommunication Services — 1.9%
AT&T, Inc.(1)	2,000,000	$67,640,000
Verizon Communications, Inc.(1)	1,400,000	65,324,000

		$132,964,000

Electric Utilities — 2.3%
American Electric Power Co., Inc.	850,000	$36,847,500
NextEra Energy, Inc.	1,575,000	126,252,000

		$163,099,500

Electrical Equipment — 0.7%
Eaton Corp. PLC	690,000	$47,499,600

		$47,499,600

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	2,500,000	$36,475,000

		$36,475,000

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	925,000	$81,733,000

		$81,733,000

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	2,150,000	$122,012,500

		$122,012,500

Food Products — 2.2%
Kraft Foods Group, Inc.	750,000	$39,330,000
Mondelez International, Inc., Class A(1)	1,550,000	48,701,000
Nestle SA	975,000	67,990,760

		$156,021,760

Health Care Equipment & Supplies — 1.9%
Covidien PLC	895,000	$54,541,300
Stryker Corp.(1)	1,100,000	74,349,000

		$128,890,300

Industrial Conglomerates — 2.2%
General Electric Co.	6,500,000	$155,285,000

		$155,285,000

Insurance — 5.5%
ACE, Ltd.	895,000	$83,736,200
Aflac, Inc.	1,300,000	80,587,000
MetLife, Inc.	2,605,000	122,304,750
Travelers Companies, Inc. (The)	1,100,000	93,247,000

		$379,874,950

Internet Software & Services — 0.9%
Google, Inc., Class A(2)	75,000	$65,693,250

		$65,693,250

IT Services — 0.7%
International Business Machines Corp.	250,000	$46,295,000

		$46,295,000

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	890,000	$82,013,500

		$82,013,500

Machinery — 1.5%
Caterpillar, Inc.(1)	1,290,000	$107,547,300

		$107,547,300

2

Security	Shares	Value
Media — 3.2%
Comcast Corp., Class A	2,100,000	$94,815,000
Walt Disney Co. (The)	1,950,000	125,755,500

		$220,570,500

Multi-Utilities — 2.0%
Sempra Energy	1,625,000	$139,100,000

		$139,100,000

Multiline Retail — 1.6%
Dollar General Corp.(2)	745,000	$42,062,700
Macy’s, Inc.	1,550,000	67,068,500

		$109,131,200

Oil, Gas & Consumable Fuels — 14.2%
Anadarko Petroleum Corp.	950,000	$88,340,500
Chevron Corp.	1,650,000	200,475,000
ConocoPhillips	2,050,000	142,495,500
EOG Resources, Inc.	650,000	110,032,000
Marathon Oil Corp.(1)	3,575,000	124,696,000
Occidental Petroleum Corp.	2,000,000	187,080,000
Phillips 66	2,360,000	136,455,200

		$989,574,200

Pharmaceuticals — 9.0%
Merck & Co., Inc.	3,550,000	$169,015,500
Pfizer, Inc.	6,125,000	175,848,750
Roche Holding AG PC	500,000	134,936,694
Sanofi	950,000	96,213,002
Shire PLC ADR	415,000	49,754,350

		$625,768,296

Real Estate Investment Trusts (REITs) — 3.0%
AvalonBay Communities, Inc.	660,000	$83,879,400
Boston Properties, Inc.	535,000	57,191,500
Public Storage, Inc.	400,000	64,220,000

		$205,290,900

Road & Rail — 2.1%
Union Pacific Corp.	940,000	$146,019,600

		$146,019,600

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.(1)	2,900,000	$66,468,000

		$66,468,000

Software — 2.1%
Microsoft Corp.	2,600,000	$86,606,000
Oracle Corp.	1,900,000	63,023,000

		$149,629,000

Specialty Retail — 0.6%
Lowe’s Companies, Inc.	845,000	$40,230,450

		$40,230,450

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.(1)	875,000	$47,713,750

		$47,713,750

Total Common Stocks (identified cost $4,889,749,571)		$6,874,940,276

3

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$35,839	$35,839,202
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	41,937	41,937,065

Total Short-Term Investments (identified cost $77,776,267)		$77,776,267

Total Investments — 100.1% (identified cost $4,967,525,838)		$6,952,716,543

Other Assets, Less Liabilities — (0.1)%		$(5,119,062)

Net Assets — 100.0%		$6,947,597,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	All or a portion of this security was on loan at September 30, 2013.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2013, the Portfolio loaned securities having a market value of $34,803,753 and received $35,839,202 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 were $9,112 and $84,338, respectively.

The Portfolio did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,012,269,964

Gross unrealized appreciation	$1,965,887,608
Gross unrealized depreciation	(25,441,029)

Net unrealized appreciation	$1,940,446,579

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$417,645,900	$57,766,370		$—	$475,412,270
Consumer Staples	210,043,500	67,990,760		—	278,034,260
Energy	1,071,307,200	—		—	1,071,307,200
Financials	2,082,619,350	—		—	2,082,619,350
Health Care	733,716,000	231,149,696		—	964,865,696
Industrials	785,608,950	—		—	785,608,950
Information Technology	592,591,550	—		—	592,591,550
Materials	189,337,500	—		—	189,337,500
Telecommunication Services	132,964,000	—		—	132,964,000
Utilities	302,199,500	—		—	302,199,500
Total Common Stocks	$6,518,033,450	$356,906,826	*	$—	$6,874,940,276
Short-Term Investments	$—	$77,776,267		$—	$77,776,267
Total Investments	$6,518,033,450	$434,683,093		$—	$6,952,716,543

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Parametric Absolute Return Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 55.6%

Security	Principal Amount (000’s omitted)	Value
Auto Manufacturers — 3.7%
Daimler Finance North America, LLC, 0.945%, 8/1/16(1)(2)	$500	$501,474
Daimler Finance North America, LLC, 1.25%, 1/11/16(1)	300	300,194
Daimler Finance North America, LLC, 6.50%, 11/15/13	1,700	1,711,631
Volkswagen International Finance NV, 0.858%, 4/1/14(1)(2)	250	250,611
Volkswagen International Finance NV, 1.15%, 11/20/15(1)	350	352,108

		$3,116,018

Banks — 19.6%
American Express Centurion Bank, 0.875%, 11/13/15	$380	$380,153
Bank of America Corp., 1.685%, 1/30/14(2)	380	381,544
Bank of Montreal, 0.493%, 9/24/15(2)	850	850,588
Bank of Montreal, 0.788%, 7/15/16(2)	500	502,279
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	250	249,869
Bank of Nova Scotia, 0.75%, 10/9/15	380	380,185
Bank of Nova Scotia, 0.788%, 7/15/16(2)	500	502,141
Bank of Nova Scotia, 2.375%, 12/17/13	650	653,004
Barclays Bank PLC, 1.308%, 1/13/14(2)	1,050	1,052,876
Barclays Bank PLC, 2.375%, 1/13/14	1,300	1,307,123
BB&T Corp., 5.70%, 4/30/14	240	247,437
Capital One Financial Corp., 1.00%, 11/6/15	125	124,444
Citigroup, Inc., 1.25%, 1/15/16	380	379,991
Credit Suisse USA, Inc., 1.228%, 1/14/14(2)	100	100,260
Credit Suisse USA, Inc., 2.20%, 1/14/14	200	201,050
Goldman Sachs Group, Inc., 0.848%, 9/29/14(2)	255	255,713
Goldman Sachs Group, Inc., 1.265%, 2/7/14(2)	125	125,366
Goldman Sachs Group, Inc., 5.15%, 1/15/14	315	319,079
HSBC Finance Corp., 0.518%, 1/15/14(2)	260	260,021
JPMorgan Chase & Co., 1.065%, 1/24/14(2)	450	451,119
JPMorgan Chase & Co., 1.10%, 10/15/15	250	250,624
Morgan Stanley, 0.57%, 1/9/14(2)	580	579,887
National Australia Bank, Ltd., 1.02%, 12/10/13(1)(2)	750	751,210
PNC Bank NA, 0.80%, 1/28/16	250	249,308
PNC Funding Corp., 0.466%, 1/31/14(2)	1,720	1,720,771
Royal Bank of Canada, 0.714%, 9/9/16(2)	800	803,390
Royal Bank of Canada, 0.80%, 10/30/15	250	250,382
Royal Bank of Canada, 1.125%, 1/15/14	250	250,704
State Street Corp., 0.458%, 12/8/15(2)	200	198,830
State Street Corp., 0.608%, 3/7/14(2)	150	150,192
Svenska Handelsbanken AB, 0.721%, 9/23/16(2)	800	801,769
Toronto-Dominion Bank (The), 0.715%, 11/1/13(2)	200	200,112
Toronto-Dominion Bank (The), 0.716%, 9/9/16(2)	800	801,993
US Bank NA, 0.548%, 10/14/14(2)	125	125,137
US Bank NA, 4.95%, 10/30/14	150	157,266
Wachovia Corp., 0.646%, 11/3/14(2)	375	375,903
Westpac Banking Corp., 0.95%, 1/12/16	300	300,600

		$16,692,320

1

Security	Principal Amount (000’s omitted)	Value
Beverages — 8.2%
Anheuser-Busch InBev Finance, Inc., 0.80%, 1/15/16	$350	$349,993
Anheuser-Busch InBev Worldwide, Inc., 0.628%, 7/14/14(2)	805	806,788
Anheuser-Busch InBev Worldwide, Inc., 0.814%, 1/27/14(2)	1,217	1,219,388
Coca-Cola Refreshments USA, Inc., 0.204%, 3/14/14(2)	750	750,183
Coca-Cola Refreshments USA, Inc., 0.563%, 2/18/14(2)	876	876,843
Coca-Cola Refreshments USA, Inc., 0.75%, 3/13/15	350	351,532
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	1,060	1,060,777
PepsiCo, Inc., 0.70%, 8/13/15	380	380,732
PepsiCo, Inc., 0.875%, 10/25/13	1,180	1,180,381

		$6,976,617

Business Equipment and Services — 0.5%
eBay, Inc., 0.875%, 10/15/13	$380	$380,089

		$380,089

Chemicals — 1.2%
Praxair, Inc., 4.375%, 3/31/14	$968	$986,417

		$986,417

Computers — 2.2%
IBM Corp., 0.55%, 2/6/15	$400	$400,665
IBM Corp., 6.50%, 10/15/13	1,450	1,453,007

		$1,853,672

Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The), 3.50%, 2/15/15	$350	$364,352

		$364,352

Diversified Financial Services — 0.6%
American Express Credit Corp., 0.774%, 7/29/16(2)	$500	$501,891

		$501,891

Electric — 1.1%
Florida Power Corp., 0.65%, 11/15/15	$275	$274,967
Georgia Power Co., 0.625%, 11/15/15	250	249,629
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	375	377,186

		$901,782

Financial Services — 7.1%
Caterpillar Financial Services Corp., 1.35%, 9/6/16	$725	$730,393
Charles Schwab Corp. (The), 0.85%, 12/4/15	380	380,116
General Electric Capital Corp., 1.00%, 1/8/16	380	380,161
General Electric Capital Corp., 1.121%, 1/7/14(2)	876	878,005
John Deere Capital Corp., 0.48%, 3/3/14(2)	500	500,457
John Deere Capital Corp., 0.674%, 10/4/13(2)	1,250	1,250,021
John Deere Capital Corp., 0.70%, 9/4/15	250	250,354
Toyota Motor Credit Corp., 0.719%, 10/11/13(2)	1,375	1,375,176
Toyota Motor Credit Corp., 0.875%, 7/17/15	350	352,611

		$6,097,294

Foods — 0.3%
Unilever Capital Corp., 0.45%, 7/30/15	$250	$249,249

		$249,249

2

Security	Principal Amount (000’s omitted)	Value
Insurance — 2.9%
Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	$500	$501,117
MetLife, Inc., 2.375%, 2/6/14	200	201,451
MetLife, Inc., 5.00%, 11/24/13	1,050	1,057,175
Prudential Financial, Inc., 4.75%, 4/1/14	700	714,876

		$2,474,619

Machinery - Construction & Mining — 1.4%
Caterpillar, Inc., 7.00%, 12/15/13	$1,205	$1,220,884

		$1,220,884

Media — 0.4%
Walt Disney Co. (The), 0.45%, 12/1/15	$380	$378,244

		$378,244

Mining — 3.0%
BHP Billiton Finance USA, Ltd., 0.498%, 9/30/16(2)	$850	$851,140
Rio Tinto Finance USA PLC, 0.80%, 6/19/15(2)	865	866,878
Rio Tinto Finance USA, Ltd., 8.95%, 5/1/14	830	870,122

		$2,588,140

Oil & Gas — 1.3%
Chevron Corp., 0.889%, 6/24/16	$730	$733,502
Shell International Finance B.V., 4.00%, 3/21/14	398	404,833

		$1,138,335

Pharmaceuticals — 1.5%
Merck & Co., Inc., 0.453%, 5/18/16(2)	$325	$326,114
Novartis Capital Corp., 4.125%, 2/10/14	975	987,860

		$1,313,974

Retail — 0.1%
Wal-Mart Stores, Inc., 0.75%, 10/25/13	$116	$116,031

		$116,031

Utilities — 0.1%
Alabama Power Co., 5.80%, 11/15/13	$114	$114,708

		$114,708

Total Corporate Bonds & Notes (identified cost $47,415,433)		$47,464,636

Commercial Mortgage-Backed Securities — 3.7%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2004-4, Class A6, 4.877%, 7/10/42(3)	$489	$497,269
BACM, Series 2004-5, Class A4, 4.936%, 11/10/41(3)	479	492,159
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	166	167,530
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	193	194,618
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(3)	464	473,264
LB-UBS, Series 2004-C4, Class A4, 5.71%, 6/15/29(3)	200	203,297
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(3)	49	48,935
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(3)	216	220,762
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	482	497,525
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	319	320,605

Total Commercial Mortgage-Backed Securities (identified cost $3,132,064)		$3,115,964

3

Collateralized Mortgage Obligations — 3.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Banks, Series QB-2015, Class 1, 4.91%, 4/28/15	$267	$279,639
Federal Home Loan Mortgage Corp., Series 2517, Class BH, 5.50%, 10/15/17	107	113,304
Federal Home Loan Mortgage Corp., Series 2621, Class QG, 5.00%, 8/15/31	1	428
Federal Home Loan Mortgage Corp., Series 2638, Class CE, 3.75%, 8/15/32	190	194,977
Federal Home Loan Mortgage Corp., Series 2649, Class QH, 4.50%, 7/15/18	81	85,464
Federal Home Loan Mortgage Corp., Series 2840, Class OE, 5.00%, 2/15/33	59	59,843
Federal Home Loan Mortgage Corp., Series 2889, Class OG, 5.00%, 5/15/33	131	133,781
Federal Home Loan Mortgage Corp., Series 2971, Class GC, 5.00%, 7/15/18	140	142,192
Federal Home Loan Mortgage Corp., Series 3047, Class OB, 5.50%, 12/15/33	44	45,196
Federal Home Loan Mortgage Corp., Series 3706, Class C, 2.00%, 8/15/20	250	251,628
Federal Home Loan Mortgage Corp., Series 3787, Class TB, 1.75%, 1/15/17	282	284,299
Federal National Mortgage Association, Series 2003-24, Class PD, 5.00%, 4/25/18	197	209,196
Federal National Mortgage Association, Series 2004-81, Class KD, 4.50%, 7/25/18	10	10,452
Federal National Mortgage Association, Series 2005-84, Class YG, 5.00%, 9/25/35	75	76,687
Federal National Mortgage Association, Series 2008-62, Class DY, 4.00%, 7/25/23	149	156,186
Federal National Mortgage Association, Series 2009-88, Class EA, 4.50%, 5/25/23	78	79,344
Federal National Mortgage Association, Series 2010-9, Class A, 4.00%, 11/25/23	43	43,420
Federal National Mortgage Association, Series 2010-155, Class A, 3.50%, 9/25/25	242	247,498
Federal National Mortgage Association, Series 2011-66, Class AB, 4.00%, 11/25/39	145	147,689
Federal National Mortgage Association, Series 2011-76, Class PB, 2.50%, 4/25/39	147	149,890
Government National Mortgage Association, Series 2008-17, Class EH, 5.25%, 1/16/32	24	23,664
Government National Mortgage Association, Series 2009-93, Class EJ, 3.50%, 5/20/35	91	91,878
Government National Mortgage Association, Series 2009-122, Class MT, 2.25%, 10/20/32	117	118,458

Total Collateralized Mortgage Obligations (identified cost $2,967,451)		$2,945,113

Asset-Backed Securities — 12.7%

Security	Principal Amount (000’s omitted)	Value
ALLYL, Series 2013-SN1, Class A2, 0.52%, 5/20/15	$500	$499,398
AMCAR, Series 2013-3, Class A2, 0.68%, 10/11/16	500	500,288
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	140	139,732
CARMX, Series 2013-2, Class A2, 0.42%, 6/15/16	700	700,179
CARMX, Series 2013-3, Class A2, 0.59%, 8/15/16	500	500,394
CNH, Series 2013-B, Class A2, 0.44%, 10/17/16	500	499,590
EFF, Series 2013-2, Class A2, 1.06%, 3/20/19(1)	500	500,544
FORDO, Series 2013-B, Class A2, 0.38%, 2/15/16	500	499,699
FORDO, Series 2013-C, Class A2, 0.55%, 4/15/16	500	500,486
GEEMT, Series 2013-1, Class A2, 0.64%, 3/22/16	435	434,957
GEEST, Series 2013-1A, Class A2, 0.73%, 1/25/16(1)	500	500,427
HALST, Series 2013-B, Class A2, 0.75%, 3/15/16(1)	500	500,369
HAROT, Series 2013-3, Class A2, 0.54%, 1/15/16	500	500,545
HART, Series 2013-C, Class A2, 0.57%, 6/15/16	800	800,428
JDOT, Series 2013-B, Class A2, 0.55%, 1/15/16	700	700,332
NALT, Series 2013-A, Class A2B, 0.312%, 9/15/15(2)	500	499,550
SDART, Series 2013-4, Class A2, 0.89%, 9/15/16	750	751,563
VWALT, Series 2013-A, Class A2A, 0.63%, 12/21/15	500	500,327
WOART, Series 2013-A, Class A2, 0.43%, 5/16/16	500	499,547
WOLS, Series 2013-A, Class A2B, 0.499%, 5/16/16(2)	800	800,253

Total Asset-Backed Securities (identified cost $10,824,525)		$10,828,608

4

U.S. Government Agency Obligations — 13.2%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank, 0.21%, 3/26/14(2)	$1,250	$1,250,820
Federal Home Loan Bank, 0.30%, 1/23/14	750	750,525
Federal Home Loan Mortgage Corp., 0.30%, 3/21/14	1,250	1,251,644
Federal Home Loan Mortgage Corp., 0.35%, 11/26/14	1,500	1,500,507
Federal Home Loan Mortgage Corp., 0.375%, 11/27/13	500	500,249
Federal Home Loan Mortgage Corp., 1.00%, 7/30/14	1,000	1,007,432
Federal National Mortgage Association, 0.35%, 1/27/15(2)	5,000	5,017,265

Total U.S. Government Agency Obligations (identified cost $11,260,063)		$11,278,442

Call Options Purchased — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	82	$1,770	10/4/13	$410
S&P 500 Index	82	1,800	10/11/13	615
S&P 500 Index	78	1,840	10/19/13	585
S&P 500 Index	83	1,810	10/25/13	20,335
S&P 500 Index FLEX	82	1,765	10/1/13	0
S&P 500 Index FLEX	81	1,775	10/2/13	0
S&P 500 Index FLEX	82	1,790	10/7/13	4
S&P 500 Index FLEX	82	1,800	10/9/13	11
S&P 500 Index FLEX	81	1,815	10/14/13	55
S&P 500 Index FLEX	81	1,825	10/16/13	71
S&P 500 Index FLEX	80	1,825	10/21/13	265
S&P 500 Index FLEX	83	1,810	10/23/13	713

Total Call Options Purchased (identified cost $27,060)				$23,064

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	82	$1,480	10/4/13	$1,640
S&P 500 Index	82	1,530	10/11/13	9,020
S&P 500 Index	78	1,565	10/19/13	24,570
S&P 500 Index	83	1,535	10/25/13	26,560
S&P 500 Index FLEX	82	1,470	10/1/13	0
S&P 500 Index FLEX	81	1,490	10/2/13	0
S&P 500 Index FLEX	82	1,505	10/7/13	217
S&P 500 Index FLEX	82	1,530	10/9/13	1,206
S&P 500 Index FLEX	81	1,545	10/14/13	6,226
S&P 500 Index FLEX	81	1,540	10/16/13	7,627
S&P 500 Index FLEX	80	1,540	10/21/13	13,962
S&P 500 Index FLEX	83	1,540	10/23/13	17,557

Total Put Options Purchased (identified cost $202,790)				$108,585

5

Short-Term Investments — 15.4%

Corporate Bonds & Notes — 9.1%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 2.6%
Philip Morris International, Inc., 0.14%, 11/25/13(1)	$1,000	$999,712
Philip Morris International, Inc., 0.16%, 10/21/13(1)	1,200	1,199,902

		$2,199,614

Auto Manufacturers — 0.9%
BMW US Capital, LLC, 0.175%, 11/4/13(1)	$750	$749,881

		$749,881

Banks — 0.9%
Bank of Montreal, 0.445%, 7/24/14(2)	$250	$250,421
HSBC Americas, Inc., 0.25%, 10/7/13	175	174,998
Skandinaviska Enskilda Banken AG, 0.20%, 11/7/13(1)	400	399,957

		$825,376

Financial Services — 3.5%
MetLife Funding, Inc., 0.15%, 10/22/13(1)	$500	$499,963
National Australia Funding, 0.19%, 12/4/13(1)	500	499,890
Sheffield Receivables Corp., 0.172%, 10/2/13	2,000	1,999,988

		$2,999,841

Food Services — 1.2%
Nestle Capital Corp., 0.14%, 11/14/13(1)	$1,000	$999,963

		$999,963

Total Corporate Bonds & Notes (identified cost $7,774,435)		$7,774,675

Other — 6.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	$5,339	$5,338,877

Total Other (identified cost $5,338,877)		$5,338,877

Total Short-Term Investments (identified cost $13,113,312)		$13,113,552

Total Investments — 104.1% (identified cost $88,942,698)		$88,877,964

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	82	$1,690	10/4/13	$(66,420)
S&P 500 Index	82	1,720	10/11/13	(24,805)

6

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	78	$1,755	10/19/13	$(8,385)
S&P 500 Index	83	1,730	10/25/13	(46,065)
S&P 500 Index FLEX	82	1,685	10/1/13	(16,745)
S&P 500 Index FLEX	81	1,695	10/2/13	(9,258)
S&P 500 Index FLEX	82	1,710	10/7/13	(14,248)
S&P 500 Index FLEX	82	1,720	10/9/13	(10,566)
S&P 500 Index FLEX	81	1,735	10/14/13	(9,262)
S&P 500 Index FLEX	81	1,740	10/16/13	(9,133)
S&P 500 Index FLEX	80	1,740	10/21/13	(15,956)
S&P 500 Index FLEX	83	1,730	10/23/13	(31,283)

Total Call Options Written (premiums received $659,210)				$(262,126)

Put Options Written — (0.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	82	$1,560	10/4/13	$(3,895)
S&P 500 Index	82	1,610	10/11/13	(30,340)
S&P 500 Index	78	1,650	10/19/13	(94,770)
S&P 500 Index	83	1,615	10/25/13	(76,360)
S&P 500 Index FLEX	82	1,550	10/1/13	0
S&P 500 Index FLEX	81	1,570	10/2/13	(2)
S&P 500 Index FLEX	82	1,585	10/7/13	(4,071)
S&P 500 Index FLEX	82	1,610	10/9/13	(14,629)
S&P 500 Index FLEX	81	1,625	10/14/13	(41,091)
S&P 500 Index FLEX	81	1,625	10/16/13	(48,433)
S&P 500 Index FLEX	80	1,625	10/21/13	(65,670)
S&P 500 Index FLEX	83	1,620	10/23/13	(69,210)

Total Put Options Written (premiums received $649,230)				$(448,471)

Other Assets, Less Liabilities — (3.3)%				$(2,823,829)

Net Assets — 100.0%				$85,343,538

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ALLYL	-	Ally Auto Receivables Trust Lease

AMCAR	-	AmeriCredit Automobile Receivables Trust

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CARMX	-	CarMax Auto Owner Trust

CNH	-	CNH Equipment Trust

EFF	-	Enterprise Fleet Financing LLC

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

FORDO	-	Ford Credit Auto Owner Trust

GEEMT	-	GE Equipment Midticket LLC

GEEST	-	GE Equipment Small Ticket LLC

7

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

HALST	-	Hyundai Auto Lease Securitization Trust

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

JDOT	-	John Deere Owner Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NALT	-	Nissan Auto Lease Trust

SDART	-	Santander Drive Auto Receivables Trust

VWALT	-	Volkswagen Auto Lease Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WOART	-	World Omni Auto Recievables Trust

WOLS	-	World Omni Automobile Lease Securitization Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2013, the aggregate value of these securities is $9,006,205 or 10.6% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2013.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $2,713.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,916,399

Gross unrealized appreciation	$340,046
Gross unrealized depreciation	(378,481)

Net unrealized depreciation	$(38,435)

Written options activity for the fiscal year to date ended September 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,606	$1,134,430
Options written	17,020	10,276,216
Options exercised	(4,517)	(2,884,516)
Options expired	(12,155)	(7,217,690)

Outstanding, end of period	1,954	$1,308,440

8

At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting its maximum option loss potential. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

At September 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $131,649 and $710,597, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$47,464,636	$—	$47,464,636
Commercial Mortgage-Backed Securities	—	3,115,964	—	3,115,964
Collateralized Mortgage Obligations	—	2,945,113	—	2,945,113
Asset-Backed Securities	—	10,828,608	—	10,828,608
U.S. Government Agency Obligations	—	11,278,442	—	11,278,442
Call Options Purchased	21,945	1,119	—	23,064
Put Options Purchased	61,790	46,795	—	108,585
Short-Term Investments - Corporate Bonds & Notes	—	7,774,675	—	7,774,675
Other	—	5,338,877	—	5,338,877
Total Investments	$83,735	$88,794,229	$—	$88,877,964

Liability Description
Call Options Written	$(145,675)	$(116,451)	$—	$(262,126)
Put Options Written	(205,365)	(243,106)	—	(448,471)
Total	$(351,040)	$(359,557)	$—	$(710,597)

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Real Estate Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.9%
Marriott International, Inc., Class A	12,000	$504,720
McDonald’s Corp.	2,900	279,009
Starwood Hotels & Resorts Worldwide, Inc.	6,500	431,925

		$1,215,654

Other — 0.8%
CB Richard Ellis Group, Inc., Class A(1)	5,600	$129,528
Jones Lang LaSalle, Inc.	1,300	113,490

		$243,018

Real Estate Investment Trusts — 92.7%

Diversified, Specialty & Other — 9.2%
American Tower Corp.	3,400	$252,042
Coresite Realty Corp.	3,800	128,972
Digital Realty Trust, Inc.	5,600	297,360
Liberty Property Trust, Inc.	8,300	295,480
Plum Creek Timber Co., Inc.	7,400	346,542
PS Business Parks, Inc.	7,500	559,650
Vornado Realty Trust	11,800	991,908

		$2,871,954

Health Care — 9.5%
HCP, Inc.	18,600	$761,670
Health Care REIT, Inc.	16,400	1,023,032
Ventas, Inc.	19,200	1,180,800

		$2,965,502

Hotels & Resorts — 3.1%
Host Hotels & Resorts, Inc.	29,000	$512,430
LaSalle Hotel Properties	5,900	168,268
Ryman Hospitality Properties, Inc.	4,100	141,491
Sunstone Hotel Investors, Inc.	13,200	168,168

		$990,357

Industrial — 6.4%
DCT Industrial Trust, Inc.	39,000	$280,410
EastGroup Properties, Inc.	8,000	473,680
ProLogis, Inc.	29,200	1,098,504
Terreno Realty Corp.	8,900	158,064

		$2,010,658

Malls and Factory Outlets — 17.1%
General Growth Properties, Inc.	21,800	$420,522
Macerich Co. (The)	3,400	191,896
Simon Property Group, Inc.	24,400	3,616,812
Tanger Factory Outlet Centers	12,500	408,125
Taubman Centers, Inc.	10,500	706,755

		$5,344,110

1

Security	Shares	Value
Multifamily — 20.5%
American Campus Communities, Inc.	20,400	$696,660
AvalonBay Communities, Inc.	14,800	1,880,932
Camden Property Trust	3,800	233,472
Equity Residential	34,600	1,853,522
Essex Property Trust, Inc.	2,900	428,330
Mid-America Apartment Communities, Inc.	7,800	487,500
Post Properties, Inc.	6,000	270,120
UDR, Inc.	24,000	568,800

		$6,419,336

Office — 11.1%
Alexandria Real Estate Equities, Inc.	4,900	$312,865
Boston Properties, Inc.	14,900	1,592,810
Brandywine Realty Trust	10,400	137,072
Corporate Office Properties Trust	6,200	143,220
Douglas Emmett, Inc.	21,400	502,258
Highwoods Properties, Inc.	14,300	504,933
Kilroy Realty Corp.	5,400	269,730

		$3,462,888

Self Storage — 7.9%
Extra Space Storage, Inc.	9,700	$443,775
Public Storage, Inc.	12,700	2,038,985

		$2,482,760

Strip Centers — 7.9%
Acadia Realty Trust	8,900	$219,652
DDR Corp.	33,800	530,998
Federal Realty Investment Trust	8,800	892,760
Regency Centers Corp.	8,400	406,140
Retail Opportunity Investments Corp.	14,800	204,536
Urstadt Biddle Properties, Inc.	10,500	208,740

		$2,462,826

Total Real Estate Investment Trusts		$29,010,391

Total Common Stocks (identified cost $27,478,638)		$30,469,063

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$787	$787,343

Total Short-Term Investments (identified cost $787,343)		$787,343

Total Investments — 99.9% (identified cost $28,265,981)		$31,256,406

Other Assets, Less Liabilities — 0.1%		$25,763

Net Assets — 100.0%		$31,282,169

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $535.

The Fund did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,425,450

Gross unrealized appreciation	$3,206,519
Gross unrealized depreciation	(375,563)

Net unrealized appreciation	$2,830,956

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$30,469,063	*	$—	$—	$30,469,063
Short-Term Investments	—		787,343	—	787,343

Total Investments	$30,469,063		$787,343	$—	$31,256,406

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Small-Cap Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Auto Components — 2.2%
Dana Holding Corp.	206,350	$4,713,034

		$4,713,034

Building Products — 1.7%
Armstrong World Industries, Inc.(1)	66,660	$3,663,634

		$3,663,634

Capital Markets — 4.8%
Cohen & Steers, Inc.	58,190	$2,054,689
HFF, Inc., Class A	109,090	2,732,704
Lazard, Ltd., Class A	105,090	3,785,342
Walter Investment Management Corp.(1)	42,105	1,664,832

		$10,237,567

Chemicals — 4.6%
Balchem Corp.	105,490	$5,459,108
Cytec Industries, Inc.	52,440	4,266,518

		$9,725,626

Commercial Banks — 4.5%
First Financial Holdings, Inc.	18,450	$1,017,702
PacWest Bancorp	40,440	1,389,518
Signature Bank(1)	44,840	4,103,757
Texas Capital Bancshares, Inc.(1)	67,812	3,117,318

		$9,628,295

Commercial Services & Supplies — 3.4%
Clean Harbors, Inc.(1)	59,530	$3,492,030
Team, Inc.(1)	94,901	3,772,314

		$7,264,344

Communications Equipment — 0.6%
Riverbed Technology, Inc.(1)	91,630	$1,336,882

		$1,336,882

Construction & Engineering — 3.7%
Foster Wheeler AG(1)	140,720	$3,706,565
MYR Group, Inc.(1)	175,050	4,253,715

		$7,960,280

Electrical Equipment — 1.7%
Generac Holdings, Inc.	83,560	$3,562,998

		$3,562,998

Electronic Equipment, Instruments & Components — 8.3%
FEI Co.	59,540	$5,227,612
FLIR Systems, Inc.	141,800	4,452,520
InvenSense, Inc.(1)	254,880	4,490,985
National Instruments Corp.	113,205	3,501,431

		$17,672,548

Energy Equipment & Services — 0.7%
Hornbeck Offshore Services, Inc.(1)	26,050	$1,496,312

		$1,496,312

Food & Staples Retailing — 1.7%
United Natural Foods, Inc.(1)	54,370	$3,654,751

		$3,654,751

1

Security	Shares	Value
Food Products — 3.4%
Hain Celestial Group, Inc. (The)(1)	51,270	$3,953,943
Pinnacle Foods, Inc.	121,490	3,215,840

		$7,169,783

Health Care Equipment & Supplies — 2.7%
Analogic Corp.	56,340	$4,655,938
Globus Medical, Inc., Class A(1)	61,400	1,072,044

		$5,727,982

Health Care Providers & Services — 2.1%
MEDNAX, Inc.(1)	22,020	$2,210,808
Team Health Holdings, Inc.(1)	59,220	2,246,807

		$4,457,615

Household Durables — 1.4%
Ryland Group, Inc. (The)	74,250	$3,010,095

		$3,010,095

Household Products — 2.3%
Church & Dwight Co., Inc.	81,390	$4,887,469

		$4,887,469

Insurance — 5.5%
Allied World Assurance Co. Holdings, Ltd.	49,150	$4,885,019
HCC Insurance Holdings, Inc.	86,060	3,771,149
Stewart Information Services Corp.	94,100	3,010,259

		$11,666,427

IT Services — 5.8%
Euronet Worldwide, Inc.(1)	161,080	$6,410,984
Global Cash Access Holdings, Inc.(1)	405,730	3,168,751
WEX, Inc.(1)	32,670	2,866,793

		$12,446,528

Life Sciences Tools & Services — 3.0%
Bruker Corp.(1)	159,660	$3,296,979
Charles River Laboratories International, Inc.(1)	68,690	3,177,599

		$6,474,578

Machinery — 6.7%
Colfax Corp.(1)	83,330	$4,707,312
RBC Bearings, Inc.(1)	78,990	5,204,651
Valmont Industries, Inc.	31,680	4,400,669

		$14,312,632

Marine — 2.0%
Kirby Corp.(1)	50,080	$4,334,424

		$4,334,424

Media — 0.8%
Sinclair Broadcast Group, Inc., Class A	50,660	$1,698,123

		$1,698,123

Oil, Gas & Consumable Fuels — 7.7%
Goodrich Petroleum Corp.(1)	168,080	$4,082,663
Kodiak Oil & Gas Corp.(1)	382,310	4,610,658
PDC Energy, Inc.(1)	79,630	4,741,170
Western Refining, Inc.	101,440	3,047,258

		$16,481,749

Paper & Forest Products — 0.9%
Boise Cascade Co.(1)	70,679	$1,904,799

		$1,904,799

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 4.9%
Mid-America Apartment Communities, Inc.	43,240	$2,702,500
PS Business Parks, Inc.	55,199	4,118,949
Sovran Self Storage, Inc.	23,730	1,795,886
Terreno Realty Corp.	103,810	1,843,666

		$10,461,001

Semiconductors & Semiconductor Equipment — 2.0%
Cypress Semiconductor Corp.(1)	280,830	$2,622,952
Monolithic Power Systems, Inc.	52,380	1,586,067

		$4,209,019

Software — 2.5%
Mentor Graphics Corp.	224,510	$5,246,799

		$5,246,799

Specialty Retail — 6.4%
DSW, Inc., Class A	21,460	$1,830,967
GNC Holdings, Inc., Class A	89,040	4,864,255
Group 1 Automotive, Inc.	50,450	3,918,956
Pier 1 Imports, Inc.	150,730	2,942,250

		$13,556,428

Total Common Stocks (identified cost $147,232,837)		$208,961,722

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$4,229	$4,228,888

Total Short-Term Investments (identified cost $4,228,888)		$4,228,888

Total Investments — 100.0% (identified cost $151,461,725)		$213,190,610

Other Assets, Less Liabilities — 0.0%(3)		$1,835

Net Assets — 100.0%		$213,192,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $4,790.

(3)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$152,018,616

Gross unrealized appreciation	$62,937,489
Gross unrealized depreciation	(1,765,495)

Net unrealized appreciation	$61,171,994

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$208,961,722	*	$—	$—	$208,961,722
Short-Term Investments	—		4,228,888	—	4,228,888
Total Investments	$208,961,722		$4,228,888	$—	$213,190,610

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Small-Cap Value Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.5%

Security	Shares	Value
Airlines — 1.1%
Spirit Airlines, Inc.(1)	11,187	$383,378

		$383,378

Auto Components — 2.1%
Dana Holding Corp.	33,640	$768,338

		$768,338

Building Products — 2.5%
A.O. Smith Corp.	19,934	$901,017

		$901,017

Chemicals — 5.4%
Calgon Carbon Corp.(1)	36,427	$691,749
Innophos Holdings, Inc.	9,788	516,611
RPM International, Inc.	20,027	724,977

		$1,933,337

Commercial Banks — 15.9%
1st Source Corp.	13,900	$374,188
Bancorp, Inc. (The)(1)	39,580	701,358
Bridge Capital Holdings(1)	10,990	186,610
Cardinal Financial Corp.	48,610	803,523
Center Bancorp, Inc.	12,840	182,842
ConnectOne Bancorp, Inc.(1)	17,260	605,999
Eagle Bancorp, Inc.(1)	32,997	933,485
First Financial Holdings, Inc.	6,670	367,917
German American Bancorp, Inc.	7,470	188,393
Prosperity Bancshares, Inc.	17,367	1,073,975
Texas Capital Bancshares, Inc.(1)	7,270	334,202

		$5,752,492

Construction & Engineering — 4.3%
EMCOR Group, Inc.	19,479	$762,213
MasTec, Inc.(1)	25,604	775,801

		$1,538,014

Containers & Packaging — 2.0%
AptarGroup, Inc.	12,296	$739,358

		$739,358

Distributors — 1.9%
Core-Mark Holding Co., Inc.	10,270	$682,339

		$682,339

Electric Utilities — 1.4%
Portland General Electric Co.	17,783	$502,014

		$502,014

Electronic Equipment, Instruments & Components — 0.8%
Itron, Inc.(1)	6,698	$286,875

		$286,875

Energy Equipment & Services — 2.7%
Hornbeck Offshore Services, Inc.(1)	16,806	$965,337

		$965,337

1

Security	Shares	Value
Food Products — 3.9%
Darling International, Inc.(1)	36,205	$766,098
Inventure Foods, Inc.(1)	62,200	653,100

		$1,419,198

Health Care Equipment & Supplies — 4.8%
Teleflex, Inc.	10,017	$824,199
West Pharmaceutical Services, Inc.	21,952	903,325

		$1,727,524

Insurance — 5.2%
Aspen Insurance Holdings, Ltd.	9,565	$347,114
Horace Mann Educators Corp.	19,610	556,532
ProAssurance Corp.	10,128	456,367
Protective Life Corp.	12,211	519,578

		$1,879,591

IT Services — 1.9%
MAXIMUS, Inc.	14,894	$670,826

		$670,826

Machinery — 5.8%
Barnes Group, Inc.	25,266	$882,289
Crane Co.	10,272	633,474
EnPro Industries, Inc.(1)	9,579	576,751

		$2,092,514

Oil, Gas & Consumable Fuels — 4.6%
Stone Energy Corp.(1)	35,385	$1,147,536
VAALCO Energy, Inc.(1)	93,850	523,683

		$1,671,219

Personal Products — 2.1%
Elizabeth Arden, Inc.(1)	20,130	$743,200

		$743,200

Real Estate Investment Trusts (REITs) — 5.4%
Colony Financial, Inc.	17,920	$358,042
LaSalle Hotel Properties	22,688	647,062
Pebblebrook Hotel Trust	14,779	424,305
PS Business Parks, Inc.	7,102	529,951

		$1,959,360

Road & Rail — 2.3%
Old Dominion Freight Line, Inc.(1)	18,406	$846,492

		$846,492

Semiconductors & Semiconductor Equipment — 5.6%
Entegris, Inc.(1)	77,130	$782,870
OmniVision Technologies, Inc.(1)	29,268	448,093
Photronics, Inc.(1)	100,900	790,047

		$2,021,010

Software — 1.7%
Nice Systems, Ltd. ADR	14,740	$609,794

		$609,794

Specialty Retail — 3.4%
Children’s Place Retail Stores, Inc. (The)(1)	12,610	$729,615
CST Brands, Inc.	16,500	491,700

		$1,221,315

Textiles, Apparel & Luxury Goods — 3.0%
Hanesbrands, Inc.	5,847	$364,326
Iconix Brand Group, Inc.(1)	21,854	725,990

		$1,090,316

2

Security	Shares	Value
Thrifts & Mortgage Finance — 2.3%
Capitol Federal Financial, Inc.	34,490	$428,710
First Defiance Financial Corp.	17,720	414,471

		$843,181

Trading Companies & Distributors — 1.4%
CAI International, Inc.(1)	22,460	$522,644

		$522,644

Total Common Stocks (identified cost $24,336,943)		$33,770,683

Short-Term Investments — 6.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/13	$2,467	$2,467,459

Total Short-Term Investments (identified cost $2,467,459)		$2,467,459

Total Investments — 100.3% (identified cost $26,804,402)		$36,238,142

Other Assets, Less Liabilities — (0.3)%		$(107,570)

Net Assets — 100.0%		$36,130,572

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

The Fund did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,768,601

Gross unrealized appreciation	$9,767,086
Gross unrealized depreciation	(297,545)

Net unrealized appreciation	$9,469,541

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$33,770,683	*	$—	$—	$33,770,683
Short-Term Investments	—		2,467,459	—	2,467,459
Total Investments	$33,770,683		$2,467,459	$—	$36,238,142

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Special Equities Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Auto Components — 2.0%
Dana Holding Corp.	50,410	$1,151,364

		$1,151,364

Building Products — 1.8%
Armstrong World Industries, Inc.(1)	18,940	$1,040,942

		$1,040,942

Capital Markets — 4.9%
Affiliated Managers Group, Inc.(1)	6,500	$1,187,160
Cohen & Steers, Inc.	15,970	563,901
Lazard, Ltd., Class A	30,230	1,088,884

		$2,839,945

Chemicals — 3.6%
Cytec Industries, Inc.	13,890	$1,130,091
FMC Corp.	13,300	953,876

		$2,083,967

Commercial Banks — 6.0%
First Republic Bank	21,650	$1,009,539
PacWest Bancorp	11,300	388,268
Signature Bank(1)	13,160	1,204,403
Texas Capital Bancshares, Inc.(1)	18,848	866,443

		$3,468,653

Commercial Services & Supplies — 1.7%
Clean Harbors, Inc.(1)	16,830	$987,248

		$987,248

Communications Equipment — 0.6%
Riverbed Technology, Inc.(1)	24,820	$362,124

		$362,124

Computers & Peripherals — 1.9%
NCR Corp.(1)	26,810	$1,061,944

		$1,061,944

Construction & Engineering — 3.6%
Foster Wheeler AG(1)	39,120	$1,030,421
Quanta Services, Inc.(1)	37,290	1,025,848

		$2,056,269

Containers & Packaging — 1.8%
AptarGroup, Inc.	17,120	$1,029,426

		$1,029,426

Electrical Equipment — 3.2%
AMETEK, Inc.	19,685	$905,904
Generac Holdings, Inc.	22,350	953,004

		$1,858,908

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 7.6%
FLIR Systems, Inc.	36,280	$1,139,192
InvenSense, Inc.(1)	72,010	1,268,816
National Instruments Corp.	32,390	1,001,823
Trimble Navigation, Ltd.(1)	32,530	966,466

		$4,376,297

Energy Equipment & Services — 0.8%
Hornbeck Offshore Services, Inc.(1)	7,540	$433,098

		$433,098

Food & Staples Retailing — 1.8%
United Natural Foods, Inc.(1)	15,160	$1,019,055

		$1,019,055

Food Products — 3.6%
Hain Celestial Group, Inc. (The)(1)	15,010	$1,157,571
Pinnacle Foods, Inc.	33,840	895,745

		$2,053,316

Health Care Providers & Services — 2.2%
MEDNAX, Inc.(1)	6,350	$637,540
Team Health Holdings, Inc.(1)	16,940	642,704

		$1,280,244

Household Durables — 1.5%
Ryland Group, Inc. (The)	21,510	$872,015

		$872,015

Household Products — 1.9%
Church & Dwight Co., Inc.	18,448	$1,107,802

		$1,107,802

Insurance — 3.8%
HCC Insurance Holdings, Inc.	24,490	$1,073,152
WR Berkley Corp.	26,040	1,116,074

		$2,189,226

Internet Software & Services — 1.9%
VeriSign, Inc.(1)	21,190	$1,078,359

		$1,078,359

IT Services — 3.2%
Teradata Corp.(1)	19,440	$1,077,754
WEX, Inc.(1)	8,970	787,117

		$1,864,871

Leisure Equipment & Products — 2.1%
Polaris Industries, Inc.	9,300	$1,201,374

		$1,201,374

Life Sciences Tools & Services — 3.2%
Bruker Corp.(1)	45,800	$945,770
Charles River Laboratories International, Inc.(1)	18,860	872,464

		$1,818,234

Machinery — 6.9%
Colfax Corp.(1)	20,070	$1,133,754
Pall Corp.	12,620	972,245
RBC Bearings, Inc.(1)	16,571	1,091,863
Valmont Industries, Inc.	5,510	765,394

		$3,963,256

2

Security	Shares	Value
Marine — 2.1%
Kirby Corp.(1)	13,740	$1,189,197

		$1,189,197

Media — 0.8%
Sinclair Broadcast Group, Inc., Class A	13,740	$460,565

		$460,565

Multiline Retail — 2.0%
Dollar Tree, Inc.(1)	20,320	$1,161,491

		$1,161,491

Oil, Gas & Consumable Fuels — 7.6%
Gulfport Energy Corp.(1)	17,170	$1,104,718
Kodiak Oil & Gas Corp.(1)	106,590	1,285,475
PDC Energy, Inc.(1)	19,140	1,139,596
Western Refining, Inc.	28,200	847,128

		$4,376,917

Paper & Forest Products — 0.9%
Boise Cascade Co.(1)	19,855	$535,092

		$535,092

Real Estate Investment Trusts (REITs) — 2.8%
Essex Property Trust, Inc.	5,690	$840,413
Mid-America Apartment Communities, Inc.	11,820	738,750

		$1,579,163

Road & Rail — 1.7%
Kansas City Southern	8,920	$975,491

		$975,491

Semiconductors & Semiconductor Equipment — 2.1%
Cypress Semiconductor Corp.(1)	81,800	$764,012
Monolithic Power Systems, Inc.	14,210	430,279

		$1,194,291

Specialty Retail — 5.9%
DSW, Inc., Class A	6,170	$526,424
GNC Holdings, Inc., Class A	20,990	1,146,684
Pier 1 Imports, Inc.	41,390	807,933
Ross Stores, Inc.	12,870	936,936

		$3,417,977

Total Common Stocks (identified cost $41,088,831)		$56,088,121

Short-Term Investments — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$1,340	$1,340,019

3

Value
Total Short-Term Investments (identified cost $1,340,019)	$1,340,019

Total Investments — 99.8% (identified cost $42,428,850)	$57,428,140

Other Assets, Less Liabilities — 0.2%	$104,401

Net Assets — 100.0%	$57,532,541

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $1,130.

The Fund did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,400,285

Gross unrealized appreciation	$15,424,734
Gross unrealized depreciation	(396,879)

Net unrealized appreciation	$15,027,855

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$56,088,121	*	$—	$—	$56,088,121
Short-Term Investments	—		1,340,019	—	1,340,019
Total Investments	$56,088,121		$1,340,019	$—	$57,428,140

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013